Artisan Developing World Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.4%

Argentina - 5.0%
MercadoLibre, Inc. *	220	$134,840

Brazil - 7.1%
B3 SA - Brasil Bolsa Balcao *	8,955	87,521
Lojas Renner SA	2,452	30,006
Raia Drogasil SA *	2,622	52,362
StoneCo Ltd., Class A *	779	23,029

		192,918

China - 25.9%
Alibaba Group Holding Ltd., ADR *	793	134,412
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,823	27,863
Huazhu Group Ltd., ADR	1,634	59,231
Jiangsu Hengrui Medicine Co. Ltd., Class A	6,383	61,334
Kweichow Moutai Co. Ltd., Class A	839	120,183
Shanghai International Airport Co. Ltd., Class A	1,943	23,704
TAL Education Group, ADR *	3,298	125,661
Tencent Holdings Ltd.	2,603	117,506
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,807	30,311

		700,205

France - 3.6%
LVMH Moet Hennessy Louis Vuitton SE	167	70,886
Remy Cointreau SA	189	27,276

		98,162

Hong Kong - 6.9%
AIA Group Ltd.	11,616	125,276
Hong Kong Exchanges & Clearing Ltd.	1,733	61,175

		186,451

India - 10.0%
Eicher Motors Ltd.	90	24,984
HDFC Bank Ltd., ADR	934	121,464
ICICI Bank Ltd., ADR	1,804	22,710
ICICI Bank Ltd.	3,557	22,526
PVR Ltd.	716	17,366
Titan Co. Ltd.	3,171	61,308

		270,358

Macau - 3.2%
Galaxy Entertainment Group Ltd.	12,947	87,261

Netherlands - 4.5%
Adyen NV *	118	91,209
ASML Holding NV, NYRS	146	30,262

		121,471

Peru - 2.0%
Credicorp Ltd.	238	54,550

Philippines - 0.7%
Puregold Price Club, Inc.	20,549	18,028

Poland - 0.7%
Dino Polska SA *	534	18,721

Russia - 3.3%
Yandex NV, Class A *	2,358	89,602

Thailand - 7.2%
CP ALL PCL (1)	21,554	60,442
Sea Ltd., ADR *	4,053	134,626

		195,068

United Kingdom - 1.8%
Diageo plc	1,163	49,981

United States - 11.5%
Estee Lauder Cos., Inc. (The), Class A	125	22,849
Netflix, Inc. *	136	49,962
NVIDIA Corp.	721	118,394
Visa, Inc., Class A	687	119,227

		310,432

Total common stocks (Cost $1,856,407)		2,528,048

SHORT-TERM INVESTMENTS - 6.5%

INVESTMENT COMPANIES - 6.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.31%	59,470	59,470
Federated Treasury Obligations Fund - Institutional Class, 2.25%	57,721	57,721
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.24%	57,720	57,720

Total short-term investments (Cost $174,911)		174,911

Total investments - 99.9% (Cost $2,031,318)		2,702,959

Other assets less liabilities - 0.1%		3,737

Total net assets - 100.0% (2)		$2,706,696

Artisan Developing World Fund

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $60,442, or 2.2% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation

ADR       American Depositary Receipt

NYRS     New York Registry Shares

PORTFOLIO DIVERSIFICATION

	Value	Percentage of Total Investments
Communication Services	$409,062	15.2%
Consumer Discretionary	728,589	27.0
Consumer Staples	397,705	14.6
Financials	495,222	18.2
Health Care	91,645	3.4
Industrials	23,704	0.9
Information Technology	382,121	14.2
Short-Term Investments	174,911	6.5

Total investments	$2,702,959	100.0%

TRADING CURRENCIES

	Value	Percentage of Total Investments
Brazilian real	$169,889	6.2%
British pound	49,981	1.9
Chinese yuan renminbi offshore	263,395	9.7
Euro	189,371	7.0
Hong Kong dollar	391,218	14.4
Indian rupee	126,184	4.7
Philippine peso	18,028	0.7
Polish zloty	18,721	0.7
Thai baht	60,442	2.2
U.S. dollar	1,415,730	52.5

Total investments	$2,702,959	100.0%

See notes to N-PORT Part F

Artisan Global Discovery Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 92.5%

Australia - 1.2%
Treasury Wine Estates Ltd.	120	$1,253

Brazil - 2.6%
Notre Dame Intermedica Participacoes SA	179	1,866
Pagseguro Digital Ltd., Class A *	21	827

		2,693

Canada - 1.7%
CAE, Inc.	29	777
Canada Goose Holdings, Inc. *	25	968

		1,745

China - 0.5%
Tencent Music Entertainment Group, ADR *	35	529

Denmark - 4.7%
Ascendis Pharma A/S, ADR *	9	1,013
Genmab A/S *	10	1,865
Vestas Wind Systems A/S	23	1,998

		4,876

France - 1.2%
Orpea	11	1,277

Germany - 3.9%
Nordex SE *	28	385
Puma SE	21	1,390
Varta AG *	36	2,252

		4,027

Hong Kong - 3.7%
Techtronic Industries Co. Ltd.	503	3,850

India - 1.7%
HDFC Bank Ltd., ADR	8	1,007
Varun Beverages Ltd.	53	725

		1,732

Japan - 0.7%
Hoya Corp.	9	720

Jersey - 0.8%
Clarivate Analytics plc *	52	797

Luxembourg - 0.9%
Eurofins Scientific SE *	2	890

Netherlands - 3.8%
IMCD NV	34	3,102
Takeaway.com NV *	9	850

		3,952

Spain - 1.5%
Amadeus IT Group SA	19	1,536

Sweden - 1.0%
Husqvarna AB, Class B	108	1,010

Switzerland - 2.0%
Aluflexpack AG *	24	546
Lonza Group AG *	4	1,496

		2,042

United Kingdom - 4.3%
B&M European Value Retail SA	241	1,022
Burberry Group plc	46	1,096
Fevertree Drinks plc	29	858
London Stock Exchange Group plc	20	1,415

		4,391

United States - 56.3%
Alexion Pharmaceuticals, Inc. *	17	2,185
Arista Networks, Inc. *	5	1,375
Atlassian Corp. plc, Class A *	7	877
Boston Scientific Corp. *	81	3,502
BWX Technologies, Inc.	32	1,688
Ceridian HCM Holding, Inc. *	11	577
Cintas Corp.	4	957
Cision Ltd. *	57	673
Cognex Corp.	16	766
Cree, Inc. *	30	1,708
DexCom, Inc. *	5	775
First Republic Bank	25	2,489
First Solar, Inc. *	20	1,346
FLIR Systems, Inc.	31	1,700
Fortive Corp.	19	1,531
Gardner Denver Holdings, Inc. *	74	2,548
Global Payments, Inc.	37	5,847
Guidewire Software, Inc. *	35	3,515
IHS Markit Ltd. *	49	3,141
New York Times Co. (The), Class A	49	1,588
Novanta, Inc. *	15	1,389
Progressive Corp. (The)	28	2,264
RealPage, Inc. *	18	1,065
ServiceMaster Global Holdings, Inc. *	10	499
Skyworks Solutions, Inc.	10	763
Tableau Software, Inc., Class A *	9	1,550
Take-Two Interactive Software, Inc. *	8	865
TD Ameritrade Holding Corp.	24	1,174
Teledyne Technologies, Inc. *	16	4,384
Veeva Systems, Inc., Class A *	18	2,923
WellCare Health Plans, Inc. *	2	549

Artisan Global Discovery Fund

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

Zynga, Inc., Class A *	294	$1,803

		58,016

Total common stocks (Cost $79,258)		95,336

SHORT-TERM INVESTMENTS - 8.1%

INVESTMENT COMPANIES - 8.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.31%	2,851	2,851
Federated Treasury Obligations Fund - Institutional Class, 2.25%	2,767	2,767
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.24%	2,768	2,768

Total short-term investments (Cost $8,386)		8,386

Total investments - 100.6% (Cost $87,644)		103,722

Other assets less liabilities - (0.6)%		(578)

Total net assets - 100.0% (1)		$103,144

Artisan Global Discovery Fund

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

*	Non-income producing security.
(1)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation

ADR	American Depositary Receipt

PORTFOLIO DIVERSIFICATION

	Value	Percentage of Total Investments
Communication Services	$4,786	4.6%
Consumer Discretionary	6,836	6.6
Consumer Staples	2,835	2.7
Financials	8,349	8.1
Health Care	19,060	18.4
Industrials	27,409	26.4
Information Technology	25,515	24.6
Materials	546	0.5
Short-Term Investments	8,386	8.1

Total investments	$103,722	100.0%

TRADING CURRENCIES

	Value	Percentage of Total Investments
Australian dollar	$1,253	1.2%
Brazilian real	1,866	1.8
British pound	4,391	4.2
Canadian dollar	777	0.7
Danish krone	3,863	3.7
Euro	11,682	11.3
Hong Kong dollar	3,850	3.7
Indian rupee	725	0.7
Japanese yen	720	0.7
Swedish krona	1,010	1.0
Swiss franc	2,042	2.0
U.S. dollar	71,543	69.0

Total investments	$103,722	100.0%

See notes to N-PORT Part F

Artisan Global Equity Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 97.8%

Brazil - 3.3%
Petroleo Brasileiro SA, ADR *	283	$4,409
Petroleo Brasileiro SA (Preference)	573	4,071

		8,480

Canada - 1.5%
CAE, Inc.	68	1,825
Canada Goose Holdings, Inc. *	11	430
Dollarama, Inc.	47	1,643

		3,898

China - 0.9%
ANTA Sports Products Ltd.	34	234
Kweichow Moutai Co. Ltd., Class A	14	1,978

		2,212

Denmark - 1.8%
Carlsberg A/S, Class B	2	251
Genmab A/S *	24	4,473

		4,724

France - 4.2%
Airbus SE	47	6,705
Capgemini SE	11	1,323
Ipsen SA	10	1,379
Safran SA	10	1,506

		10,913

Germany - 10.9%
Adidas AG	4	1,381
Deutsche Boerse AG	80	11,324
KION Group AG	43	2,714
MorphoSys AG *	11	1,034
Wirecard AG	69	11,691

		28,144

Greece - 0.8%
JUMBO SA	108	2,084

Hong Kong - 1.9%
AIA Group Ltd.	451	4,860

Ireland - 0.5%
Ryanair Holdings plc, Equity-Linked Security *(1)(2)(3)	117	1,345

Italy - 2.6%
Davide Campari-Milano SpA	279	2,730
Freni Brembo SpA	149	1,711
Intesa Sanpaolo SpA	1,068	2,287

		6,728

Japan - 4.4%
Air Water, Inc.	78	1,325
Japan Exchange Group, Inc.	36	564
Jeol Ltd.	138	3,087
OBIC Business Consultants Co. Ltd.	71	3,199
Obic Co. Ltd.	23	2,591
RPA Holdings, Inc. *	23	522

		11,288

Macau - 0.7%
Sands China Ltd.	45	214
Wynn Macau Ltd.	670	1,501

		1,715

Netherlands - 5.4%
ING Groep NV	476	5,517
InterXion Holding NV *	109	8,315

		13,832

Norway - 0.4%
Mowi ASA	43	995

Spain - 0.1%
Amadeus IT Group SA	3	248

Switzerland - 6.3%
Idorsia Ltd. *	65	1,492
Lonza Group AG *	17	5,631
Medacta Group SA *	23	2,035
Nestle SA	38	3,930
Novartis AG	34	3,122

		16,210

United Arab Emirates - 0.6%
Network International Holdings plc *	190	1,432

United Kingdom - 7.6%
AVEVA Group plc	79	4,066
Linde plc	59	11,874
London Stock Exchange Group plc	52	3,620

		19,560

United States - 43.9%
ACADIA Pharmaceuticals, Inc. *	135	3,597
Adobe, Inc. *	7	1,993
Alphabet, Inc., Class A *	3	3,406
Alphabet, Inc., Class C *	3	3,396
Amazon.com, Inc. *	3	5,242
Anaplan, Inc. *	86	4,327
Bio-Rad Laboratories, Inc., Class A *	11	3,378
CME Group, Inc.	7	1,309
Danaher Corp.	26	3,655
Dolby Laboratories, Inc., Class A	45	2,875

Artisan Global Equity Fund

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

Facebook, Inc., Class A *	24	4,684
Fidelity National Information Services, Inc.	74	9,109
Global Payments, Inc.	8	1,279
Harris Corp.	22	4,176
IHS Markit Ltd. *	76	4,865
Intercontinental Exchange, Inc.	97	8,354
IPG Photonics Corp. *	11	1,724
Mastercard, Inc., Class A	27	7,219
Microsoft Corp.	20	2,654
Norfolk Southern Corp.	17	3,313
PayPal Holdings, Inc. *	47	5,416
PerkinElmer, Inc.	43	4,111
ServiceNow, Inc. *	8	2,320
TJX Cos., Inc. (The)	17	899
Trade Desk, Inc. (The), Class A *	9	1,994
Varonis Systems, Inc. *	60	3,695
ViewRay, Inc. *	439	3,867
Walt Disney Co. (The)	8	1,153
WEX, Inc. *	30	6,171
World Wrestling Entertainment, Inc., Class A	39	2,826

		113,007

Total common stocks and equity-linked security (Cost $188,340)		251,675

SHORT-TERM INVESTMENTS - 3.2%

INVESTMENT COMPANIES - 3.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.31%	2,840	2,840
Federated Treasury Obligations Fund - Institutional Class, 2.25%	2,757	2,757
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.24%	2,756	2,756

Total short-term investments (Cost $8,353)		8,353

Total investments - 101.0% (Cost $196,693)		260,028

Other assets less liabilities - (1.0)%		(2,606)

Total net assets - 100.0% (4)		$257,422

Artisan Global Equity Fund

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,345, or 0.5% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013 - 6/14/2019	$1,462	$1,345	0.5%

(3)	Security is an equity-linked security issued by HSBC Bank plc. Equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations

ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION

	Value	Percentage of Total Investments
Communication Services	$15,988	6.1%
Consumer Discretionary	15,338	5.9
Consumer Staples	9,884	3.7
Energy	8,480	3.3
Financials	37,835	14.6
Health Care	40,861	15.7
Industrials	26,448	10.2
Information Technology	83,642	32.2
Materials	13,199	5.1
Short-Term Investments	8,353	3.2

Total investments	$260,028	100.0%

Artisan Global Equity Fund

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

TRADING CURRENCIES

	Value	Percentage of Total Investments
Brazilian real	$4,071	1.6%
British pound	9,118	3.5
Canadian dollar	3,468	1.3
Chinese yuan renminbi offshore	1,978	0.8
Danish krone	4,724	1.8
Euro	65,508	25.2
Hong Kong dollar	6,809	2.6
Japanese yen	11,288	4.3
Norwegian krone	995	0.4
Swiss franc	16,210	6.2
U.S. dollar	135,859	52.3

Total investments	$260,028	100.0%

See notes to N-PORT Part F

Artisan Global Opportunities Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 92.1%

Australia - 1.2%
Treasury Wine Estates Ltd.	3,819	$40,006

Brazil - 1.4%
Pagseguro Digital Ltd., Class A *	1,233	48,050

China - 3.2%
Tencent Holdings Ltd.	1,981	89,409
Tencent Music Entertainment Group, ADR *	1,165	17,456

		106,865

Denmark - 4.5%
Genmab A/S *	454	83,509
Vestas Wind Systems A/S	788	68,027

		151,536

Germany - 2.0%
Adidas AG	213	65,766

Hong Kong - 4.1%
Techtronic Industries Co. Ltd.	18,098	138,542

India - 2.2%
HDFC Bank Ltd., ADR	567	73,691

Japan - 2.1%
Hoya Corp.	321	24,560
Keyence Corp.	74	45,205

		69,765

Netherlands - 1.3%
ASML Holding NV, NYRS	125	25,951
Koninklijke DSM NV	143	17,625

		43,576

Spain - 1.4%
Amadeus IT Group SA	605	47,955

Switzerland - 5.3%
Lonza Group AG *	293	98,774
Temenos AG *	446	79,780

		178,554

United Kingdom - 8.8%
AstraZeneca plc	1,617	132,215
Burberry Group plc	1,784	42,196
Fevertree Drinks plc	1,462	43,050
London Stock Exchange Group plc	1,150	80,143

		297,604

United States - 54.6%
Activision Blizzard, Inc.	1,095	51,679
Advanced Micro Devices, Inc. *	2,191	66,543
Agilent Technologies, Inc.	593	44,273
Alexion Pharmaceuticals, Inc. *	586	76,782
Alphabet, Inc., Class A *	70	76,226
Amazon.com, Inc. *	28	52,397
Anthem, Inc.	302	85,343
Aptiv plc	1,025	82,881
Arista Networks, Inc. *	189	49,049
Atlassian Corp. plc, Class A *	372	48,614
Bank of America Corp.	3,901	113,115
Boston Scientific Corp. *	2,200	94,558
Ceridian HCM Holding, Inc. *	502	25,180
Cree, Inc. *	808	45,397
Fortive Corp.	716	58,352
Harris Corp.	522	98,776
IHS Markit Ltd. *	3,381	215,436
Illumina, Inc. *	31	11,409
Lowe’s Cos., Inc.	762	76,935
Microsoft Corp.	756	101,258
Pioneer Natural Resources Co.	156	23,949
Progressive Corp. (The)	989	79,060
Veeva Systems, Inc., Class A *	272	44,061
Visa, Inc., Class A	576	99,991
Worldpay, Inc., Class A *	934	114,411

		1,835,675

Total common stocks (Cost $2,278,653)		3,097,585

SHORT-TERM INVESTMENTS - 7.1%

INVESTMENT COMPANIES - 7.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.31%	81,494	81,494
Federated Treasury Obligations Fund - Institutional Class, 2.25%	79,097	79,097
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.24%	79,097	79,097

Total short-term investments (Cost $239,688)		239,688

Total investments - 99.2% (Cost $2,518,341)		3,337,273

Other assets less liabilities - 0.8%		26,109

Total net assets - 100.0% (1)		$3,363,382

Artisan Global Opportunities Fund

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

*	Non-income producing security.
(1)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation

ADR	American Depositary Receipt
NYRS	New York Registry Shares

PORTFOLIO DIVERSIFICATION

	Value	Percentage of Total Investments
Communication Services	$234,770	7.0%
Consumer Discretionary	320,176	9.6
Consumer Staples	83,056	2.5
Energy	23,949	0.7
Financials	346,009	10.4
Health Care	695,483	20.8
Industrials	579,133	17.4
Information Technology	797,384	23.9
Materials	17,625	0.5
Short-Term Investments	239,688	7.2

Total investments	$3,337,273	100.0%

TRADING CURRENCIES

	Value	Percentage of Total Investments
Australian dollar	$40,006	1.2%
British pound	297,604	8.9
Danish krone	151,536	4.5
Euro	131,346	3.9
Hong Kong dollar	227,951	6.9
Japanese yen	69,765	2.1
Swiss franc	178,554	5.4
U.S. dollar	2,240,511	67.1

Total investments	$3,337,273	100.0%

See notes to N-PORT Part F

Artisan Global Value Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.7%

Belgium - 1.8%
Groupe Bruxelles Lambert SA	561	$55,009

Brazil - 2.9%
Telefonica Brasil SA, ADR	7,080	92,176

Canada - 1.7%
Imperial Oil Ltd.	1,914	53,008

China - 1.8%
Baidu, Inc., ADR *	477	55,927

France - 1.3%
Sodexo SA	359	41,971

India - 0.9%
Bharti Infratel Ltd.	7,406	28,651

Netherlands - 4.9%
ING Groep NV	4,269	49,490
NXP Semiconductors NV	1,074	104,803

		154,293

South Korea - 6.3%
Hyundai Motor Co.	206	25,010
KT&G Corp.	266	22,672
Samsung Electronics Co. Ltd.	3,652	148,656

		196,338

Spain - 0.7%
Bankia SA	9,276	21,917

Switzerland - 11.5%
ABB Ltd.	5,197	104,288
Cie Financiere Richemont SA	1,209	102,572
Nestle SA	605	62,583
UBS Group AG *	7,858	93,381

		362,824

United Kingdom - 9.3%
BAE Systems plc	8,918	56,103
IMI plc	2,379	31,354
Lloyds Banking Group plc	114,734	82,455
Royal Bank of Scotland Group plc	17,164	47,910
Tesco plc	26,229	75,512

		293,334

United States - 50.6%
Advance Auto Parts, Inc.	276	42,507
Allergan plc	604	101,193
Alphabet, Inc., Class A *	58	63,286
Alphabet, Inc., Class C *	28	30,216
American Express Co.	702	86,693
Aon plc	252	48,696
Arch Capital Group Ltd. *	2,833	105,057
Bank of New York Mellon Corp. (The)	2,241	98,919
Booking Holdings, Inc. *	28	51,766
Citigroup, Inc.	1,494	104,604
Cognizant Technology Solutions Corp., Class A	694	44,013
DENTSPLY SIRONA, Inc.	1,702	99,309
Expedia Group, Inc.	784	104,299
Facebook, Inc., Class A *	529	102,183
FedEx Corp.	437	71,741
Fluor Corp.	504	16,982
Marsh & McLennan Cos., Inc.	925	92,286
Medtronic plc	767	74,697
Oracle Corp.	1,713	97,609
Progressive Corp. (The)	780	62,328
United Technologies Corp.	413	53,760
Wells Fargo & Co.	802	37,928

		1,590,072

Total common stocks (Cost $2,477,333)		2,945,520

SHORT-TERM INVESTMENTS - 5.6%

INVESTMENT COMPANIES - 5.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.31%	59,304	59,304
Federated Treasury Obligations Fund - Institutional Class, 2.25%	57,560	57,560
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.24%	57,560	57,560

Total short-term investments (Cost $174,424)		174,424

Total investments - 99.3% (Cost $2,651,757)		3,119,944

Other assets less liabilities - 0.7%		22,509

Total net assets - 100.0% (1)		$3,142,453

Artisan Global Value Fund

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

*	Non-income producing security.
(1)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation

ADR     American Depositary Receipt

FOREIGN CURRENCY FORWARD CONTRACTS

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CNH 150,034	USD	21,584	JPMorgan Chase Bank N.A.	11/13/2019	$226
USD 67,818	CNH	461,300	JPMorgan Chase Bank N.A.	11/13/2019	761

Net unrealized appreciation					$987

CNH	Chinese yuan renminbi offshore
USD	U.S. dollar

Artisan Global Value Fund

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

PORTFOLIO DIVERSIFICATION

	Value	Percentage of Total Investments
Communication Services	$372,439	11.9%
Consumer Discretionary	368,125	11.8
Consumer Staples	160,768	5.2
Energy	53,008	1.7
Financials	986,673	31.6
Health Care	275,198	8.8
Industrials	334,228	10.7
Information Technology	395,081	12.7
Short-Term Investments	174,424	5.6

Total investments	$3,119,944	100.0%

TRADING CURRENCIES

	Value	Percentage of Total Investments
British pound	$293,334	9.4%
Canadian dollar	53,008	1.7
Euro	168,387	5.4
Indian rupee	28,651	0.9
Korean won	196,338	6.3
Swiss franc	362,824	11.6
U.S. dollar	2,017,402	64.7

Total investments	$3,119,944	100.0%

See notes to N-PORT Part F

Artisan High Income Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

	Principal Amount	Value
CORPORATE BONDS - 70.9%

Agriculture - 0.1%
Pinnacle Operating Corp. 9.00%, 5/15/2023 (1)(2)	13,301	$4,389

Auto Manufacturers - 1.4%
Tesla, Inc. 5.30%, 8/15/2025 (1)	60,500	53,089

Auto Parts & Equipment - 0.5%
Truck Hero, Inc. 8.50%, 4/21/2024 (1)	17,250	17,379

Chemicals - 0.5%
NOVA Chemicals Corp. 5.25%, 6/1/2027 (1)(3)	16,000	17,020
Starfruit Finco BV 8.00%, 10/1/2026 (1)(3)	3,000	3,082

		20,102

Diversified Financial Services - 3.9%
NFP Corp. 6.88%, 7/15/2025 (1)	81,258	80,421
Springleaf Finance Corp. 7.13%, 3/15/2026	52,000	56,827
TMX Finance LLC 11.13%, 4/1/2023 (1)	9,500	8,978

		146,226

Engineering & Construction - 4.2%
frontdoor, Inc. 6.75%, 8/15/2026 (1)	31,780	33,846
Great Lakes Dredge & Dock Corp. 8.00%, 5/15/2022	30,120	31,890
New Enterprise Stone & Lime Co., Inc. 10.13%, 4/1/2022 (1)	20,530	20,992
Tutor Perini Corp. 6.88%, 5/1/2025 (1)	71,260	68,231

		154,959

Food - 0.8%
KeHE Distributors LLC 7.63%, 8/15/2021 (1)	17,678	17,545
Matterhorn Merger Sub LLC 8.50%, 6/1/2026 (1)	11,250	9,984

		27,529

Hand/Machine Tools - 1.0%
Werner FinCo LP 8.75%, 7/15/2025 (1)	45,244	38,344

Healthcare-Services - 3.0%
Acadia Healthcare Co., Inc.
5.13%, 7/1/2022	4,500	4,522
5.63%, 2/15/2023	16,285	16,550
6.50%, 3/1/2024	6,365	6,636
Community Health Systems, Inc. 8.00%, 3/15/2026 (1)	14,036	13,489
Eagle Holding Co. II LLC 7.63% Cash, 8.38% PIK, 5/15/2022 (1)(4)	31,288	31,444
Hadrian Merger Sub, Inc. 8.50%, 5/1/2026 (1)	1,430	1,351
HCA, Inc. 5.50%, 6/15/2047	10,000	10,673
Surgery Center Holdings, Inc. 10.00%, 4/15/2027 (1)	24,250	24,189

		108,854

Holding Companies-Diversified - 1.4%
VistaJet Malta Finance plc 10.50%, 6/1/2024 (1)(3)	51,335	51,207

Insurance - 8.6%
Acrisure LLC 7.00%, 11/15/2025 (1)	68,816	62,106
Aon Corp. 8.21%, 1/1/2027	23,398	28,312
Ardonagh Midco 3 plc
8.63%, 7/15/2023 (1)(3)	92,043	86,520
8.63%, 7/15/2023 (1)(3)	36,290	33,795
AssuredPartners, Inc. 7.00%, 8/15/2025 (1)	51,051	50,732
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (1)	33,000	33,165
HUB International Ltd. 7.00%, 5/1/2026 (1)	20,064	20,340

		314,970

Machinery-Diversified - 0.8%
SPX FLOW, Inc. 5.63%, 8/15/2024 (1)	29,250	30,493

Media - 10.6%
Altice Luxembourg SA
7.75%, 5/15/2022 (1)(3)	1,106	1,124
7.63%, 2/15/2025 (1)(3)	35,000	32,922
Cablevision Systems Corp. 5.88%, 9/15/2022	44,077	46,667
CCO Holdings LLC
5.75%, 2/15/2026 (1)	5,000	5,244
5.50%, 5/1/2026 (1)	88,580	92,703
5.13%, 5/1/2027 (1)	64,000	66,263
CSC Holdings LLC 7.50%, 4/1/2028 (1)	20,000	21,956
Virgin Media Secured Finance plc 5.50%, 8/15/2026 (1)(3)	42,999	44,558
Walt Disney Co. (The) 6.20%, 12/15/2034 (1)	31,184	42,251
Ziggo BV 5.50%, 1/15/2027 (1)(3)	35,966	36,585

		390,273

Artisan High Income Fund

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

Mining - 0.2%
Compass Minerals International, Inc. 4.88%, 7/15/2024 (1)	7,935	7,568

Miscellaneous Manufacturing - 6.9%
FXI Holdings, Inc. 7.88%, 11/1/2024 (1)	23,000	21,447
General Electric Co. Series D, (ICE LIBOR USD 3 Month + 3.33%), 5.00%, 1/21/2021 (5)(6)	34,268	32,872
General Electric Co.
6.75%, 3/15/2032	122,917	151,676
5.88%, 1/14/2038	10,000	11,323
6.88%, 1/10/2039	28,671	36,056

		253,374

Oil & Gas - 6.4%
Callon Petroleum Co. 6.13%, 10/1/2024	20,680	20,887
Carrizo Oil & Gas, Inc. 8.25%, 7/15/2025	13,810	13,603
Endeavor Energy Resources LP
5.50%, 1/30/2026 (1)	15,065	15,611
5.75%, 1/30/2028 (1)	32,700	34,417
EP Energy LLC 7.75%, 5/15/2026 (1)	10,757	9,601
Laredo Petroleum, Inc.
5.63%, 1/15/2022	7,483	6,940
6.25%, 3/15/2023	43,031	40,032
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (1)	17,000	14,493
Northern Oil and Gas, Inc. 8.50% Cash, 9.50% PIK, 5/15/2023 (4)	5,025	5,188
Seven Generations Energy Ltd.
6.75%, 5/1/2023 (1)(3)	39,170	39,856
6.88%, 6/30/2023 (1)(3)	15,440	15,652
5.38%, 9/30/2025 (1)(3)	13,618	13,107

		229,387

Oil & Gas Services - 1.2%
FTS International, Inc. 6.25%, 5/1/2022	46,909	43,508

Packaging & Containers - 3.2%
Crown Cork & Seal Co., Inc. 7.38%, 12/15/2026	5,126	5,895
LABL Escrow Issuer LLC
6.75%, 7/15/2026 (1)	38,750	39,157
10.50%, 7/15/2027 (1)	38,750	38,750
Multi-Color Corp. 4.88%, 11/1/2025 (1)	33,286	34,992

		118,794

Pharmaceuticals - 0.6%
Horizon Pharma USA, Inc. 8.75%, 11/1/2024 (1)	12,530	13,442
Perrigo Finance Unlimited Co. 4.38%, 3/15/2026	7,310	7,322

		20,764

Pipelines - 0.7%
Antero Midstream Partners LP
5.38%, 9/15/2024	18,850	18,732
5.75%, 3/1/2027 (1)	7,000	7,000

		25,732

Real Estate - 1.8%
Realogy Group LLC
4.88%, 6/1/2023 (1)	54,475	49,028
9.38%, 4/1/2027 (1)	20,000	17,525

		66,553

Real Estate Investment Trusts (REITS) - 2.3%
Iron Mountain US Holdings, Inc. 5.38%, 6/1/2026 (1)	5,580	5,601
Iron Mountain, Inc. 5.75%, 8/15/2024	25,125	25,380
Uniti Group LP 7.13%, 12/15/2024 (1)	20,071	18,014
VEREIT Operating Partnership LP 4.88%, 6/1/2026	35,846	38,749

		87,744

Retail - 7.1%
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (1)	51,500	50,985
Carvana Co. 8.88%, 10/1/2023 (1)	19,317	19,515
Ferrellgas LP
6.50%, 5/1/2021	72,075	65,408
6.75%, 6/15/2023	3,816	3,349
Ferrellgas Partners LP
8.63%, 6/15/2020	23,748	17,612
8.63%, 6/15/2020	7,316	5,426
Michaels Stores, Inc. 8.00%, 7/15/2027 (1)	49,000	48,774
Sonic Automotive, Inc. 5.00%, 5/15/2023	51,229	51,677

		262,746

Software - 0.8%
Ascend Learning LLC
6.88%, 8/1/2025 (1)	25,313	25,748
6.88%, 8/1/2025 (1)	4,063	4,134

		29,882

Telecommunications - 2.9%
Altice France SA 6.25%, 5/15/2024 (1)(3)	6,162	6,347
CommScope, Inc. 8.25%, 3/1/2027 (1)	11,765	11,999
T-Mobile USA, Inc. 6.50%, 1/15/2026	35,750	38,648

Artisan High Income Fund

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

4.50%, 2/1/2026	39,540	40,479
4.75%, 2/1/2028	10,000	10,303

		107,776

Total corporate bonds (Cost $2,561,956)		2,611,642

BANK LOANS - 26.0%

Aerospace/Defense - 0.5%
Jazz Acquisition, Inc. First Lien Term Loan B (ICE LIBOR USD 6 Month + 4.25%), 6.58%, 5/1/2029 (6)	20,000	19,813

Agriculture - 0.2%
Pinnacle Operating Corp. First Lien Term Loan B (ICE LIBOR USD 1 Month + 5.50%), 7.90%, 11/15/2021 (6)	9,370	6,812

Auto Parts & Equipment - 0.8%
Panther BF Aggregator 2 LP First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.90%, 3/18/2026 (6)	29,500	29,260

Chemicals - 1.4%
Emerald Performance Materials LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.90%, 7/30/2021 (6)	39,097	38,918
Starfruit US Holdco LLC First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.67%, 10/1/2025 (6)	9,975	9,805

		48,723

Commercial Services - 2.1%
Digital Room Holdings, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 7.40%, 5/21/2026 (6)	22,000	21,340
Midas Intermediate Holdco II LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.08%, 8/18/2021 (6)	47,263	45,845
Servpro Borrower LLC First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.90%, 4/12/2026 (6)	11,471	11,414

		78,599

Food - 0.6%
Shearer’s Foods LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 6.65%, 6/30/2021 (6)	20,549	20,455

Food Service - 2.4%
TKC Holdings, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.16%, 2/1/2023 (6)	50,188	49,074
TKC Holdings, Inc. Second Lien Term Loan (ICE LIBOR USD 1 Month + 8.00%), 10.41%, 2/1/2024 (6)	40,188	39,399

		88,473

Healthcare - 1.0%
DentalCorp Perfect Smile ULC Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 9.90%, 6/1/2026 (3)(6)	11,050	10,801
Heartland Dental LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.15%, 4/30/2025 (6)	29,135	27,551

		38,352

Insurance - 3.5%
Acrisure LLC First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 6.77%, 11/22/2023 (6)	13,929	13,848
AssuredPartners, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.90%, 10/22/2024 (6)	29,603	29,270
USI, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 5.33%, 5/16/2024 (6)	58,307	56,776
York Risk Services Holding Corp. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.15%, 10/1/2021 (6)	31,463	29,660

		129,554

Artisan High Income Fund

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

Internet - 0.4%
Ancestry.com Operations, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.66%, 10/19/2023 (6)	14,420	14,366

Leisure Time - 0.3%
Topgolf International, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 5.50%), 7.91%, 2/8/2026 (6)	11,531	11,545

Machinery-Diversified - 0.3%
STS Operating, Inc. First Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 6.65%, 12/11/2024 (6)	9,887	9,822

Media - 0.4%
Virgin Media Bristol LLC First Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.89%, 1/15/2026 (6)	15,000	14,935

Metal Fabricate/Hardware - 1.3%
Anvil International LLC First Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 7.33%, 5/28/2026 (6)	32,500	31,769
Werner FinCo LP First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 6.33%, 7/24/2024 (6)	16,714	16,024

		47,793

Miscellaneous Manufacturing - 1.1%
UTEX Industries, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 6.40%, 5/21/2021 (6)	43,010	40,000

Pharmaceuticals - 0.6%
Lanai Holdings III, Inc. First Lien Term Loan B (ICE LIBOR USD 3 Month + 4.75%), 7.33%, 8/29/2022 (6)	21,902	20,843

Real Estate Investment Trusts (REITS) - 1.0%
Uniti Group LP First Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 7.40%, 10/24/2022 (6)	38,514	37,510

Retail - 1.7%
Ascena Retail Group, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 6.94%, 8/21/2022 (6)	14,000	9,077
Neiman Marcus Group Ltd. LLC First Lien Term Loan (ICE LIBOR USD 6 Month + 6.00%), 8.42%, 10/25/2023 (6)	29,149	24,898
Portillo’s Holdings LLC First Lien Term Loan (ICE LIBOR USD 6 Month + 4.50%), 7.10%, 8/2/2021 (6)	575	575
SRS Distribution, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.65%, 5/23/2025 (6)	29,040	27,812

		62,362

Software - 4.9%
First Data Corp. First Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.40%, 7/8/2022 (6)	7,936	7,926
Renaissance Holdings Corp. First Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.73%, 5/24/2025 (6)	35,445	34,322
Renaissance Holdings Corp. Second Lien Term Loan (ICE LIBOR USD 3 Month + 7.00%), 9.48%, 5/25/2026 (6)	22,617	21,486
Vertafore, Inc. First Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.65%, 7/2/2025 (6)	47,780	45,849
Vertafore, Inc. Second Lien Term Loan (ICE LIBOR USD 1 Month + 7.25%), 9.65%, 7/2/2026 (6)	75,000	72,781

		182,364

Telecommunications - 0.4%
CommScope, Inc. First Lien Term Loan B2 (ICE LIBOR USD 1 Month + 3.25%), 5.65%, 4/6/2026 (6)	15,000	14,940

Artisan High Income Fund

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

Transportation - 1.1%
SIRVA Worldwide, Inc. First Lien Term Loan
(ICE LIBOR USD 3 Month + 5.50%), 7.83% 8/4/2025 (6)	923	895
(ICE LIBOR USD 3 Month + 5.50%), 7.90% 8/4/2025 (6)	26,552	25,739
(ICE LIBOR USD 3 Month + 5.50%), 8.08% 8/4/2025 (6)	6,952	6,739
(ICE LIBOR USD 3 Month + 5.50%), 8.02% 8/4/2025 (6)	7,048	6,832

		40,205

Total bank loans (Cost $975,510)		956,726

	Shares Held	Value
PREFERRED STOCKS - 0.1%

Agriculture - 0.0% (7)
Pinnacle Agriculture Enterprises LLC * (2)(8)(9)	9,263	625

Apparel - 0.1%
Chinos Holdings, Inc., 5.00% Cash, 2.00% Capitalization (1)(4)(5)	4,585	2,036

Total preferred stocks (Cost $8,284)		2,661

COMMON STOCK - 0.0% (7)

Retail - 0.0% (7)
Chinos Holdings, Inc. Class A *	406	304

Total common stocks (Cost $–)		304

	Principal Amount	Value
CORPORATE BOND ESCROW - 0.0%

Oil & Gas - 0.0%
Midstates Petroleum Co., Inc. (escrow shares) 10.00%, 6/1/2020 (8)(9)	13,300	—

Total corporate bond escrow (Cost $–)		—

	Shares Held	Value

SHORT-TERM INVESTMENTS - 4.7%

INVESTMENT COMPANIES - 4.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.31%	59,435	59,435
Federated Treasury Obligations Fund - Institutional Class, 2.25%	57,686	57,686
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.24%	57,686	57,686

Total short-term investments (Cost $174,807)		174,807

Total investments - 101.7% (Cost $3,720,557)		3,746,140

Other assets less liabilities - (1.7%)		(61,607)

Total net assets - 100.0% (10)		$3,684,533

Artisan High Income Fund

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

*	Non-income producing security.
(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	Security was deemed restricted as of June 30, 2019.

Security	Acquisition Date(s)	Cost	Value	Percentage of Total Net Assets
Pinnacle Operating Corp., 9.00%, 5/15/2023	3/28/2014 - 3/24/2017	$15,182	$4,389	0.1%
Pinnacle Agriculture Enterprises LLC	3/10/2017	6,546	625	0.0	% (7)

(3)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Altice France SA, 6.25%, 5/15/2024	France	U.S. dollar
Altice Luxembourg SA, 7.63%, 2/15/2025	Luxembourg	U.S. dollar
Altice Luxembourg SA, 7.75%, 5/15/2022	Luxembourg	U.S. dollar
Ardonagh Midco 3 plc, 8.63%, 7/15/2023	United Kingdom	U.S. dollar
Ardonagh Midco 3 plc, 8.63%, 7/15/2023	United Kingdom	U.S. dollar
DentalCorp Perfect Smile ULC Second Lien Term Loan, 9.90%, 6/1/2026	Canada	U.S. dollar
NOVA Chemicals Corp., 5.25%, 6/1/2027	Canada	U.S. dollar
Seven Generations Energy Ltd., 5.38%, 9/30/2025	Canada	U.S. dollar
Seven Generations Energy Ltd., 6.88%, 6/30/2023	Canada	U.S. dollar
Seven Generations Energy Ltd., 6.75%, 5/1/2023	Canada	U.S. dollar
Starfruit Finco BV, 8.00%, 10/1/2026	Netherlands	U.S. dollar
Virgin Media Secured Finance plc, 5.50%, 8/15/2026	United Kingdom	U.S. dollar
VistaJet Malta Finance plc, 10.50%, 6/1/2024	Switzerland	U.S. dollar
Ziggo BV, 5.50%, 1/15/2027	Netherlands	U.S. dollar

(4)	Payment in-kind security.

(5)	Perpetual security. The rate reflected was the rate in effect on June 30, 2019. The maturity date reflects the next call date.

(6)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2019.

(7)	Amount rounds to less than 0.1%.

(8)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $625, or 0.0% of total net assets. See notes (A) and (B) in the accompanying notes.

(9)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(10)	Percentages for the various classifications relate to total net assets.

Artisan High Income Fund

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	U.S. dollar

UNFUNDED LOAN COMMITMENTS

Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of $618 or less than 0.1% of the total net assets as of June 30, 2019, which could be drawn at the option of the borrower:

Borrower	Unfunded Commitment Amount	Unfunded Value	Unrealized (Depreciation)
Heartland Dental LLC First Lien Delayed Draw Term Loan	$650	$618	$(32)

	$650	$618	$(32)

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Notional Value	Unrealized (Depreciation)
Short Positions Contracts
U.S. Treasury 10 Year Note	(1,208)	9/19/2019	USD	$120,800	$(154,586)	$(2,484)
U.S. Treasury Long Bond	(160)	9/19/2019	USD	16,000	(24,895)	(557)

						$(3,041)

USD     U.S. dollar

CREDIT DIVERSIFICATION – June 30, 2019

Percentage of Total Net Assets
A	1.2%
BBB	8.6
BB	17.0
B	49.5
CCC	19.8
CC	1.1
Unrated	0.1

Credit quality ratings apply to the underlying holdings of the Fund and not the Fund itself. The credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s or Moody’s Investor Services (shown using the rating scale of Standard & Poor’s). Investments designated as unrated are not rated by either rating agency. Credit quality ratings are subjective opinions, not statements of fact, and are subject to change.

See notes to N-PORT Part F

Artisan International Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS AND EQUITY- LINKED SECURITY - 95.3%

Brazil - 4.6%
B3 SA - Brasil Bolsa Balcao *	4,645	$45,394
Petroleo Brasileiro SA, ADR *	14,430	224,681
Petroleo Brasileiro SA (Preference)	32,456	230,658

		500,733

Canada - 1.8%
Canadian National Railway Co.	950	87,840
Canadian Pacific Railway Ltd.	245	57,629
Dollarama, Inc.	1,376	48,409

		193,878

China - 0.9%
ANTA Sports Products Ltd.	1,542	10,590
Kweichow Moutai Co. Ltd., Class A	594	85,090

		95,680

Denmark - 2.0%
Carlsberg A/S, Class B	81	10,764
Genmab A/S *	1,145	210,474

		221,238

Finland - 0.4%
Fortum OYJ	2,003	44,258

France - 13.5%
Air Liquide SA	2,348	328,484
Airbus SE	3,071	435,361
Amundi SA	868	60,605
BNP Paribas SA	4,087	194,100
Capgemini SE	460	57,173
Eiffage SA	1,280	126,509
Safran SA	633	92,795
Schneider Electric SE	445	40,326
Vinci SA	1,494	152,949

		1,488,302

Germany - 19.0%
Adidas AG	210	64,945
Allianz SE	1,104	266,055
Beiersdorf AG	590	70,773
Deutsche Boerse AG	4,537	641,763
Deutsche Post AG	10,160	333,883
Symrise AG	1,305	125,644
Wirecard AG	3,487	586,945

		2,090,008

Hong Kong - 4.1%
AIA Group Ltd.	42,240	455,560

India - 2.1%
Housing Development Finance
Corp. Ltd.	7,157	227,289

Indonesia - 0.3%
Bank Rakyat Indonesia Persero Tbk. PT	113,784	35,116

Ireland - 1.9%
Ryanair Holdings plc, Equity-Linked Security *(1)(2)(3)	17,776	204,456

Israel - 0.3%
Nice Ltd., ADR *	279	38,167

Italy - 2.3%
Assicurazioni Generali SpA	5,649	106,381
Intesa Sanpaolo SpA	69,391	148,498

		254,879

Japan - 3.9%
Calbee, Inc.	289	7,787
Japan Exchange Group, Inc.	3,797	60,290
Nippon Shinyaku Co. Ltd.	2,436	171,721
Taiyo Nippon Sanso Corp.	8,695	184,521

		424,319

Macau - 0.8%
Sands China Ltd.	1,987	9,499
Wynn Macau Ltd.	33,843	75,816

		85,315

Netherlands - 5.4%
Adyen NV *	131	101,212
ASML Holding NV	232	48,458
ING Groep NV	24,478	283,792
Koninklijke DSM NV	1,285	158,820

		592,282

Russia - 0.7%
MMC Norilsk Nickel PJSC, ADR	3,243	73,643

Spain - 0.1%
Amadeus IT Group SA	135	10,662

Sweden - 0.2%
Hennes & Mauritz AB, Class B	1,478	26,319

Switzerland - 7.1%
Idorsia Ltd. *	1,979	45,204
Lonza Group AG *	482	162,475
Nestle SA	4,207	435,544
Novartis AG	1,480	135,244

		778,467

United Kingdom - 11.1%
AVEVA Group plc	1,368	70,244
Experian plc	4,152	125,698
Linde plc	3,679	739,032
London Stock Exchange Group plc	2,788	194,206
RELX plc	2,626	63,691

Artisan International Fund

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

Rentokil Initial plc	4,982	25,147

		1,218,018

United States - 12.8%
Alphabet, Inc., Class A *	91	98,386
Alphabet, Inc., Class C *	89	95,956
Amazon.com, Inc. *	103	195,239
Aon plc	1,870	360,966
Ferguson plc	17	1,236
Intercontinental Exchange, Inc.	1,416	121,684
Medtronic plc	3,285	319,960
Willis Towers Watson plc	1,135	217,462

		1,410,889

Total common stocks and equity-linked security (Cost $7,552,337)		10,469,478

SHORT-TERM INVESTMENTS - 4.3%

INVESTMENT COMPANIES - 4.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.31%	160,700	160,700
Federated Treasury Obligations Fund - Institutional Class, 2.25%	155,974	155,974
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.24%	155,974	155,974

Total short-term investments (Cost $472,648)		472,648

Total investments - 99.6% (Cost $8,024,985)		10,942,126

Other assets less liabilities - 0.4%		44,953

Total net assets - 100.0% (4)		$10,987,079

Artisan International Fund

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $204,456, or 1.9% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Dates	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013 - 6/14/2019	$242,184	$204,456	1.9%

(3)	Security is an equity-linked security issued by HSBC Bank plc. Equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations
ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION

	Value	Percentage of Total Investments
Communication Services	$194,342	1.8%
Consumer Discretionary	430,818	3.9
Consumer Staples	609,959	5.6
Energy	455,339	4.2
Financials	3,623,615	33.1
Health Care	1,045,077	9.6
Industrials	1,543,065	14.1
Information Technology	912,861	8.3
Materials	1,610,144	14.7
Utilities	44,258	0.4
Short-Term Investments	472,648	4.3

Total investments	$10,942,126	100.0%

Artisan International Fund

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

TRADING CURRENCIES

	Value	Percentage of Total Investments
Brazilian real	$276,052	2.5%
British pound	480,223	4.4
Canadian dollar	48,409	0.4
Chinese yuan renminbi offshore	85,090	0.8
Danish krone	221,238	2.0
Euro	5,219,423	47.7
Hong Kong dollar	551,465	5.1
Indian rupee	227,289	2.1
Indonesian rupiah	35,116	0.3
Japanese yen	424,319	3.9
Swedish krona	26,319	0.2
Swiss franc	778,467	7.1
U.S. dollar	2,568,716	23.5

Total investments	$10,942,126	100.0%

See notes to N-PORT Part F

Artisan International Small-Mid Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.9%

Australia - 1.2%
Megaport Ltd. *	664	$3,043
Treasury Wine Estates Ltd.	875	9,170

		12,213

Belgium - 0.1%
Galapagos NV *	6	768

Brazil - 2.9%
BK Brasil Operacao e Assessoria a Restaurantes SA *	1,471	8,485
Linx SA	285	2,629
Notre Dame Intermedica Participacoes SA	631	6,577
Petrobras Distribuidora SA	628	4,085
Rumo SA *	1,667	9,029

		30,805

Canada - 4.6%
Altus Group Ltd.	413	10,117
BlackBerry Ltd. *	661	4,928
CAE, Inc.	542	14,566
Descartes Systems Group, Inc. (The) *	169	6,260
Kinaxis, Inc. *	38	2,370
Morneau Shepell, Inc.	432	9,757

		47,998

Denmark - 4.1%
ALK-Abello A/S *	13	3,035
Carlsberg A/S, Class B	89	11,833
DSV A/S	84	8,204
Genmab A/S *	44	8,030
SimCorp A/S	76	7,354
Vestas Wind Systems A/S	47	4,092

		42,548

Finland - 1.3%
Metso OYJ	334	13,107

France - 0.8%
DBV Technologies SA, ADR *	225	1,850
Lectra	173	4,442
Valneva SE *	676	2,442

		8,734

Germany - 7.0%
AIXTRON SE *	663	6,326
Basler AG	81	4,599
Carl Zeiss Meditec AG	110	10,882
Gerresheimer AG	71	5,256
Hypoport AG *	24	6,494
Jenoptik AG	294	9,498
MorphoSys AG *	62	5,919
Symrise AG	118	11,347
XING SE	31	13,086

		73,407

Iceland - 1.0%
Ossur HF	1,735	10,108

India - 0.6%
Tech Mahindra Ltd.	571	5,844

Ireland - 0.2%
Amarin Corp. plc, ADR *	106	2,063

Israel - 4.1%
Nice Ltd., ADR *	209	28,574
Radware Ltd. *	306	7,572
Teva Pharmaceutical Industries Ltd., ADR *	683	6,306

		42,452

Italy - 1.6%
Davide Campari-Milano SpA	1,371	13,427
Salvatore Ferragamo SpA	156	3,725

		17,152

Japan - 20.0%
Ariake Japan Co. Ltd.	105	6,594
Azbil Corp.	633	15,455
Fuji Soft, Inc.	304	13,290
Harmonic Drive Systems, Inc.	141	5,434
JCR Pharmaceuticals Co. Ltd.	76	4,428
Jeol Ltd.	547	12,225
Kobe Bussan Co. Ltd.	194	9,428
MonotaRO Co. Ltd.	102	2,492
Morinaga & Co. Ltd.	238	11,594
Nippon Shinyaku Co. Ltd.	108	7,592
NuFlare Technology, Inc.	54	3,339
OBIC Business Consultants Co. Ltd.	265	11,984
Obic Co. Ltd.	160	18,116
Rakus Co. Ltd.	395	9,562
Rohm Co. Ltd.	167	11,228
Rohto Pharmaceutical Co. Ltd.	233	6,319
Sagami Rubber Industries Co. Ltd.	246	3,993
SCSK Corp.	236	11,587
SG Holdings Co. Ltd.	791	22,402
Yamaha Corp.	248	11,787
Yokogawa Electric Corp.	460	9,013

		207,862

Netherlands - 3.7%
Argenx SE *	63	8,871
IMCD NV	145	13,258
Koninklijke DSM NV	131	16,237

		38,366

Spain - 2.4%
Almirall SA	816	15,062
Cellnex Telecom SA *	122	4,519

Artisan International Small-Mid Fund

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

Grupo Catalana Occidente SA	157	5,801

		25,382

Sweden - 5.3%
Beijer Ref AB	483	11,649
Biotage AB	542	6,354
Boozt AB *	273	1,501
Cellavision AB	247	8,481
Elekta AB, Class B	534	7,747
Fortnox AB	231	3,494
MIPS AB	342	6,822
Thule Group AB	359	8,861

		54,909

Switzerland - 7.1%
AC Immune SA *	141	780
Baloise Holding AG	72	12,760
Belimo Holding AG	2	15,151
Burckhardt Compression Holding AG	25	6,633
Lonza Group AG *	34	11,534
Tecan Group AG	92	23,744
Ypsomed Holding AG *	24	3,310

		73,912

United Kingdom - 17.3%
Abcam plc	373	6,986
ASOS plc *	112	3,619
Aston Martin Lagonda Global
Holdings plc *	411	5,240
Auto Trader Group plc	1,077	7,493
AVEVA Group plc	277	14,209
B&M European Value Retail SA	2,372	10,039
Blue Prism Group plc *	150	2,637
boohoo Group plc *	3,001	8,069
Britvic plc	1,127	12,713
Codemasters Group Holdings plc *	2,056	5,901
ConvaTec Group plc	3,787	7,013
Electrocomponents plc	1,537	12,355
HomeServe plc	545	8,213
Howden Joinery Group plc	1,591	10,244
IMI plc	607	8,000
JD Sports Fashion plc	1,013	7,543
Joules Group plc	758	2,444
Moneysupermarket.com Group plc	1,338	7,007
Orchard Therapeutics plc, ADR *	116	1,619
Oxford Biomedica plc *	273	2,392
Rotork plc	1,107	4,453
Spirax-Sarco Engineering plc	63	7,308
SSP Group plc	1,442	12,566
St James’s Place plc	504	7,027
YouGov plc	843	5,611

		180,701

United States - 10.6%
ACADIA Pharmaceuticals, Inc. *	382	10,212
Boku, Inc. *	890	1,289
Cognex Corp.	116	5,580
Cree, Inc. *	300	16,872
Fluidigm Corp. *	275	3,383
Gardner Denver Holdings, Inc. *	393	13,612
Heron Therapeutics, Inc. *	166	3,083
Hookipa Pharma, Inc. *	81	545
Intersect ENT, Inc. *	240	5,454
IPG Photonics Corp. *	21	3,199
LivaNova plc *	87	6,243
NanoString Technologies, Inc. *	201	6,087
Odonate Therapeutics, Inc. *	51	1,854
Quotient Ltd. *	494	4,621
SailPoint Technologies Holding, Inc. *	124	2,488
SolarEdge Technologies, Inc. *	238	14,863
Vericel Corp. *	303	5,720
ViewRay, Inc. *	558	4,915

		110,020

Total common stocks (Cost $877,599)		998,351

SHORT-TERM INVESTMENTS - 3.5%

INVESTMENT COMPANIES - 3.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.31%	12,515	12,515
Federated Treasury Obligations Fund - Institutional Class, 2.25%	12,146	12,146
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.24%	12,146	12,146

Total short-term investments (Cost $36,807)		36,807

Total investments - 99.4% (Cost $914,406)		1,035,158

Other assets less liabilities - 0.6%		6,100

Total net assets - 100.0% (1)		$1,041,258

Artisan International Small-Mid Fund

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

*	Non-income producing security.
(1)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation

ADR	American Depositary Receipt

PORTFOLIO DIVERSIFICATION

	Value	Percentage of Total Investments
Communication Services	$36,611	3.5%
Consumer Discretionary	101,794	9.8
Consumer Staples	78,753	7.6
Financials	32,082	3.1
Health Care	249,808	24.1
Industrials	187,602	18.1
Information Technology	273,998	26.5
Materials	27,585	2.7
Real Estate	10,118	1.0
Short-Term Investments	36,807	3.6

Total investments	$1,035,158	100.0%

TRADING CURRENCIES

	Value	Percentage of Total Investments
Australian dollar	$12,213	1.2%
Brazilian real	30,805	3.0
British pound	180,371	17.4
Canadian dollar	47,998	4.6
Danish krone	52,656	5.1
Euro	175,066	16.9
Indian rupee	5,844	0.6
Japanese yen	207,862	20.1
Swedish krona	54,909	5.3
Swiss franc	73,132	7.0
U.S. dollar	194,302	18.8

Total investments	$1,035,158	100.0%

See notes to N-PORT Part F

Artisan International Value Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 90.3%

Belgium - 2.3%
Groupe Bruxelles Lambert SA	3,374	$331,054

Brazil - 3.0%
Telefonica Brasil SA, ADR	33,252	432,945

Canada - 2.1%
Imperial Oil Ltd.	10,652	294,949

China - 2.5%
Baidu, Inc., ADR *	3,010	353,236

France - 4.1%
Sodexo SA	2,856	333,900
Vivendi SA	8,862	243,972

		577,872

Germany - 3.2%
Fresenius Medical Care AG & Co.
KGaA	4,497	353,074
Hella GmbH & Co. KGaA	2,038	100,772

		453,846

India - 3.4%
Bharti Infratel Ltd.	43,176	167,037
HCL Technologies Ltd.	20,075	309,628

		476,665

Japan - 1.3%
Yahoo Japan Corp.	61,494	180,234

Netherlands - 5.9%
Akzo Nobel NV	1,067	100,234
ING Groep NV	40,611	470,836
NXP Semiconductors NV	2,698	263,397

		834,467

South Korea - 9.5%
Hyundai Motor Co.	1,301	157,798
Hyundai Motor Co. (Preference)	257	19,214
KT&G Corp.	81	6,876
NAVER Corp.	2,624	259,024
Samsung Electronics Co. Ltd.	20,377	829,465
Samsung Electronics Co. Ltd. (Preference)	2,295	76,035

		1,348,412

Spain - 1.3%
Bankia SA	75,717	178,911

Switzerland - 22.3%
ABB Ltd.	27,461	551,084
Alcon, Inc. *	146	9,009
Cie Financiere Richemont SA	5,303	449,997
LafargeHolcim Ltd. *	7,218	352,472
Nestle SA	3,474	359,592
Novartis AG	4,155	379,660
Panalpina Welttransport Holding AG *(1)(2)	1,942	447,210
Pargesa Holding SA	1,306	100,681
UBS Group AG *	43,750	519,868

		3,169,573

United Kingdom - 18.1%
Compass Group plc	26,907	644,805
IMI plc	10,458	137,854
John Wood Group plc	14,443	82,906
Lloyds Banking Group plc	427,747	307,407
Reckitt Benckiser Group plc	1,900	149,972
RELX plc	19,234	466,410
RELX plc	4,063	98,313
Royal Bank of Scotland Group plc	98,265	274,293
Tesco plc	141,045	406,065

		2,568,025

United States - 11.3%
Allergan plc	2,536	424,553
Arch Capital Group Ltd. *	18,799	697,057
Perrigo Co. plc	32	1,513
TE Connectivity Ltd.	2,525	241,834
Willis Towers Watson plc	1,235	236,507

		1,601,464

Total common stocks (Cost $10,752,645)		12,801,653

SHORT-TERM INVESTMENTS - 8.0%

INVESTMENT COMPANIES - 8.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.31%	387,043	387,043
Federated Treasury Obligations Fund - Institutional Class, 2.25%	375,660	375,660
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.24%	375,659	375,659

Total short-term investments (Cost $1,138,362)		1,138,362

Total investments - 98.3% (Cost $11,891,007)		13,940,015

Other assets less liabilities - 1.7%		239,203

Total net assets - 100.0% (3)		$14,179,218

Artisan International Value Fund

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

*	Non-income producing security.
(1)	Affiliated company as defined under the Investment Company Act of 1940.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $447,210, or 3.1% of total net assets. See notes (A) and (B) in the accompanying notes.

(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations

ADR	American Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

FOREIGN CURRENCY FORWARD CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNH	499,312	USD	71,822	JPMorgan Chase Bank N.A.	11/13/2019	$760
USD	388,960	CNH	2,645,709	JPMorgan Chase Bank N.A.	11/13/2019	4,368

Total unrealized appreciation						5,128

USD	136,423	JPY	15,150,488	JPMorgan Chase Bank N.A.	7/23/2019	(4,337)

Total unrealized depreciation						(4,337)

Net unrealized appreciation						$791

CNH      Chinese yuan renminbi offshore

JPY        Japanese yen

USD      U.S. dollar

Artisan International Value Fund

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

PORTFOLIO DIVERSIFICATION

	Value	Percentage of Total Investments
Communication Services	$1,636,449	11.7%
Consumer Discretionary	1,706,486	12.2
Consumer Staples	922,505	6.6
Energy	377,855	2.7
Financials	3,116,614	22.4
Health Care	1,167,809	8.5
Industrials	1,700,871	12.2
Information Technology	1,720,358	12.3
Materials	452,706	3.2
Short-Term Investments	1,138,362	8.2

Total investments	$13,940,015	100.0%

TRADING CURRENCIES

	Value	Percentage of Total Investments
British pound	$2,469,712	17.7%
Canadian dollar	294,949	2.1
Euro	2,211,066	15.9
Indian rupee	476,665	3.4
Japanese yen	180,234	1.3
Korean won	1,348,412	9.7
Swiss franc	3,169,573	22.7
U.S. dollar	3,789,404	27.2

Total investments	$13,940,015	100.0%

See notes to N-PORT Part F

Artisan Mid Cap Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.0%

Aerospace & Defense - 2.6%
Harris Corp.	768	$145,274

Auto Components - 1.4%
Aptiv plc	964	77,886

Banks - 1.7%
First Republic Bank	979	95,558

Biotechnology - 8.6%
Alexion Pharmaceuticals, Inc. *	844	110,491
Argenx SE, ADR *(1)	370	52,437
Ascendis Pharma A/S, ADR *(1)	494	56,865
Exact Sciences Corp. *	844	99,675
Genmab A/S *(1)	591	108,658
Sage Therapeutics, Inc. *	232	42,547

		470,673

Building Products - 0.7%
Masco Corp.	984	38,607

Capital Markets - 0.6%
MSCI, Inc.	143	34,052

Commercial Services & Supplies - 0.9%
Cintas Corp.	212	50,249

Communications Equipment - 4.0%
Arista Networks, Inc. *	319	82,776
Motorola Solutions, Inc.	810	134,990

		217,766

Diversified Consumer Services - 1.0%
ServiceMaster Global Holdings, Inc. *	1,017	52,971

Electronic Equipment, Instruments & Components - 1.9%
Cognex Corp.	997	47,859
Trimble, Inc. *	1,283	57,875

		105,734

Entertainment - 3.4%
Spotify Technology SA *	197	28,745
Take-Two Interactive Software, Inc. *	408	46,305
Zynga, Inc., Class A *	18,345	112,455

		187,505

Health Care Equipment & Supplies - 7.8%
ABIOMED, Inc. *	244	63,476
Boston Scientific Corp. *	3,889	167,133
DexCom, Inc. *	570	85,411
Edwards Lifesciences Corp. *	290	53,499
West Pharmaceutical Services, Inc.	485	60,681

		430,200

Health Care Providers & Services - 1.3%
Centene Corp. *	494	25,899
WellCare Health Plans, Inc. *	152	43,459

		69,358

Health Care Technology - 3.5%
Veeva Systems, Inc., Class A *	1,172	189,979

Hotels, Restaurants & Leisure - 0.8%
Chipotle Mexican Grill, Inc. *	58	42,629

Industrial Conglomerates - 2.7%
Roper Technologies, Inc.	397	145,339

Insurance - 2.5%
Progressive Corp. (The)	1,696	135,564

Internet & Direct Marketing Retail - 2.1%
Ctrip.com International Ltd., ADR *(1)	927	34,199
Wayfair, Inc., Class A *	562	82,068

		116,267

IT Services - 11.3%
Broadridge Financial Solutions, Inc.	490	62,556
Global Payments, Inc.	1,903	304,794
Pagseguro Digital Ltd., Class A *(1)	1,801	70,192
Worldpay, Inc., Class A *	1,475	180,746

		618,288

Leisure Products - 1.2%
Hasbro, Inc.	633	66,925

Life Sciences Tools & Services - 2.8%
Agilent Technologies, Inc.	826	61,643
Lonza Group AG *(1)	276	93,221

		154,864

Machinery - 3.7%
Fortive Corp.	937	76,374
Gardner Denver Holdings, Inc. *	3,656	126,512

		202,886

Media - 1.5%
New York Times Co. (The), Class A	2,489	81,182

Professional Services - 5.5%
IHS Markit Ltd. *	3,258	207,592
TransUnion	1,271	93,464

		301,056

Semiconductors & Semiconductor Equipment - 5.5%
Advanced Micro Devices, Inc. *	3,449	104,752
Cree, Inc. *	1,746	98,076
First Solar, Inc. *	964	63,322
Skyworks Solutions, Inc.	454	35,048

		301,198

Software - 14.0%
Atlassian Corp. plc, Class A *	1,662	217,414
Ceridian HCM Holding, Inc. *	1,072	53,792
Coupa Software, Inc. *	135	17,118
Guidewire Software, Inc. *	1,366	138,488
HubSpot, Inc. *	466	79,449
Tableau Software, Inc., Class A *	568	94,268
Temenos AG *(1)	382	68,405
Trade Desk, Inc. (The), Class A *	110	24,946
Zoom Video Communications, Inc., Class A *	520	46,185
Zscaler, Inc. *	374	28,680

		768,745

Artisan Mid Cap Fund

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

Textiles, Apparel & Luxury Goods - 3.0%
Canada Goose Holdings, Inc. *(1)	1,681	65,094
Lululemon Athletica, Inc. *	349	62,827
Under Armour, Inc., Class A *	1,488	37,727

		165,648

Total common stocks (Cost $3,419,871)		5,266,403

SHORT-TERM INVESTMENTS - 4.0%

INVESTMENT COMPANIES - 4.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.31%	74,293	74,293
Federated Treasury Obligations Fund - Institutional Class, 2.25%	72,108	72,108
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.24%	72,107	72,107

Total short-term investments (Cost $218,508)		218,508

Total investments - 100.0% (Cost $3,638,379)		5,484,911

Other assets less liabilities - 0.0% (2)		1,964

Total net assets - 100.0% (3)		$5,486,875

Artisan Mid Cap Fund

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Argenx SE	Netherlands	U.S. dollar
Ascendis Pharma A/S	Denmark	U.S. dollar
Canada Goose Holdings, Inc.	Canada	U.S. dollar
Ctrip.com International Ltd.	China	U.S. dollar
Genmab A/S	Denmark	Danish krone
Lonza Group AG	Switzerland	Swiss franc
Pagseguro Digital Ltd.	Brazil	U.S. dollar
Temenos AG	Switzerland	Swiss franc

(2)	Amount rounds to less than 0.1%.
(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation

ADR	American Depositary Receipt

PORTFOLIO DIVERSIFICATION

	Value	Percentage of Total Investments
Communication Services	$268,687	4.9%
Consumer Discretionary	522,326	9.5
Financials	265,174	4.8
Health Care	1,315,074	24.0
Industrials	883,411	16.1
Information Technology	2,011,731	36.7
Short-Term Investments	218,508	4.0

Total investments	$5,484,911	100.0%

TRADING CURRENCIES

	Value	Percentage of Total Investments
Danish krone	$108,658	2.0%
Swiss franc	161,626	2.9
U.S. dollar	5,214,627	95.1

Total investments	$5,484,911	100.0%

See notes to N-PORT Part F

Artisan Mid Cap Value Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 95.8%

Auto Components - 4.1%
Delphi Technologies plc	1,908	$38,168
Gentex Corp.	2,622	64,529

		102,697

Automobiles - 2.6%
Thor Industries, Inc.	1,107	64,713

Banks - 9.3%
BOK Financial Corp.	477	35,980
Fifth Third Bancorp	1,660	46,304
M&T Bank Corp.	422	71,821
Pinnacle Financial Partners, Inc.	689	39,610
SunTrust Banks, Inc.	614	38,601

		232,316

Capital Markets - 3.0%
E*TRADE Financial Corp.	1,084	48,346
Intercontinental Exchange, Inc.	310	26,677

		75,023

Chemicals - 7.8%
Axalta Coating Systems Ltd. *	1,894	56,378
Celanese Corp.	841	90,679
Nutrien Ltd. (1)	908	48,531

		195,588

Construction & Engineering - 3.3%
Fluor Corp.	994	33,489
Jacobs Engineering Group, Inc.	599	50,532

		84,021

Consumer Finance - 2.4%
Synchrony Financial	1,771	61,414

Diversified Consumer Services - 2.5%
H&R Block, Inc.	2,112	61,871

Diversified Telecommunication Services - 2.7%
GCI Liberty, Inc., Class A *	1,086	66,749

Electronic Equipment, Instruments & Components - 1.8%
Arrow Electronics, Inc. *	622	44,308

Entertainment - 1.8%
Lions Gate Entertainment Corp., Class A	1,605	19,657
Lions Gate Entertainment Corp., Class B	2,180	25,313

		44,970

Equity Real Estate Investment Trusts (REITs) - 3.4%
Equity Commonwealth	1,600	52,020
STORE Capital Corp.	740	24,555
Weyerhaeuser Co.	291	7,666

		84,241

Food & Staples Retailing - 2.3%
Kroger Co. (The)	2,691	58,425

Health Care Equipment & Supplies - 2.4%
DENTSPLY SIRONA, Inc.	1,050	61,306

Health Care Providers & Services - 1.9%
AmerisourceBergen Corp.	547	46,648

Insurance - 12.3%
Aon plc	317	61,265
Arch Capital Group Ltd. *	1,914	70,977
Fairfax Financial Holdings Ltd. (1)	27	13,166
Loews Corp.	777	42,502
Progressive Corp. (The)	601	48,075
Torchmark Corp.	812	72,633

		308,618

Interactive Media & Services - 1.9%
IAC/InterActiveCorp *	224	48,673

Internet & Direct Marketing Retail - 2.6%
Expedia Group, Inc.	241	32,050
Liberty Expedia Holdings, Inc., Class A *	689	32,942
Qurate Retail, Inc. *	58	722

		65,714

Marine - 2.4%
Kirby Corp. *	771	60,947

Media – 6.5%
CBS Corp., Class B	1,091	54,452
News Corp., Class A	3,378	45,575
Omnicom Group, Inc.	766	62,793

		162,820

Oil, Gas & Consumable Fuels - 3.2%
Apache Corp.	500	14,499
Cimarex Energy Co.	379	22,515
Devon Energy Corp.	874	24,914
Marathon Petroleum Corp.	342	19,116

		81,044

Road & Rail - 4.9%
AMERCO	182	68,990
Ryder System, Inc.	930	54,215

		123,205

Semiconductors & Semiconductor Equipment - 3.1%
Analog Devices, Inc.	679	76,600

Specialty Retail - 2.8%
AutoNation, Inc. *	1,696	71,134

Technology Hardware, Storage & Peripherals - 1.6%
NetApp, Inc.	655	40,420

Trading Companies & Distributors - 3.2%
Air Lease Corp.	1,940	80,218

Total common stocks (Cost $1,697,000)		2,403,683

Artisan Mid Cap Value Fund

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

SHORT-TERM INVESTMENTS - 3.4%

INVESTMENT COMPANIES - 3.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.31%	28,958	28,958
Federated Treasury Obligations Fund - Institutional Class, 2.25%	28,107	28,107
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.24%	28,106	28,106

Total short-term investments (Cost $85,171)		85,171

Total investments - 99.2% (Cost $1,782,171)		2,488,854

Other assets less liabilities - 0.8%		18,953

Total net assets - 100.0% (2)		$2,507,807

Artisan Mid Cap Value Fund

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Fairfax Financial Holdings Ltd.	Canada	U.S. dollar
Nutrien Ltd.	Canada	U.S. dollar

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

PORTFOLIO DIVERSIFICATION

	Value	Percentage of Total Investments
Communication Services	$323,212	13.0%
Consumer Discretionary	366,129	14.7
Consumer Staples	58,425	2.3
Energy	81,044	3.3
Financials	677,370	27.2
Health Care	107,954	4.3
Industrials	348,391	14.0
Information Technology	161,328	6.5
Materials	195,588	7.9
Real Estate	84,242	3.4
Short-Term Investments	85,171	3.4

Total investments	$2,488,854	100.0%

See notes to N-PORT Part F

Artisan Small Cap Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 95.6%

Aerospace & Defense - 7.3%
BWX Technologies, Inc.	612	$31,868
Cubic Corp.	355	22,864
Teledyne Technologies, Inc. *	294	80,652

		135,384

Banks - 1.7%
Webster Financial Corp.	673	32,166

Biotechnology - 9.6%
Acceleron Pharma, Inc. *	400	16,431
Agios Pharmaceuticals, Inc. *	225	11,245
Argenx SE, ADR *(1)	218	30,910
Ascendis Pharma A/S, ADR *(1)	286	32,975
Halozyme Therapeutics, Inc. *	1,220	20,954
Iovance Biotherapeutics, Inc. *	632	15,507
Neurocrine Biosciences, Inc. *	168	14,191
Orchard Therapeutics plc, ADR *(1)	908	12,701
Radius Health, Inc. *	507	12,357
Sage Therapeutics, Inc. *	64	11,731

		179,002

Capital Markets - 1.8%
Morningstar, Inc.	76	11,002
Virtu Financial, Inc., Class A	1,056	23,005

		34,007

Chemicals - 1.5%
Ingevity Corp. *	261	27,483

Diversified Consumer Services - 5.0%
Bright Horizons Family Solutions, Inc. *	231	34,899
Chegg, Inc. *	1,261	48,652
ServiceMaster Global Holdings, Inc. *	180	9,383

		92,934

Electronic Equipment, Instruments & Components - 3.6%
Cognex Corp.	281	13,473
Coherent, Inc. *	71	9,664
Novanta, Inc. *	462	43,549

		66,686

Entertainment - 3.8%
World Wrestling Entertainment, Inc., Class A	241	17,391
Zynga, Inc., Class A *	8,565	52,505

		69,896

Health Care Equipment & Supplies - 7.2%
DexCom, Inc. *	406	60,826
Glaukos Corp. *	532	40,109
Insulet Corp. *	80	9,589
Mesa Laboratories, Inc.	40	9,823
Tactile Systems Technology, Inc. *	244	13,897

		134,244

Health Care Providers & Services - 0.9%
HealthEquity, Inc. *	244	15,938

Health Care Technology - 4.4%
Tabula Rasa HealthCare, Inc. *	520	25,985
Teladoc Health, Inc. *	377	25,030
Veeva Systems, Inc., Class A *	192	31,121

		82,136

Household Durables - 1.1%
Roku, Inc. *	232	21,024

IT Services - 0.4%
LiveRamp Holdings, Inc. *	153	7,396

Life Sciences Tools & Services - 1.2%
NeoGenomics, Inc. *	1,010	22,170

Machinery - 7.3%
Donaldson Co., Inc.	681	34,646
Gardner Denver Holdings, Inc. *	1,477	51,094
John Bean Technologies Corp.	417	50,481

		136,221

Media - 1.3%
New York Times Co. (The), Class A	741	24,182

Multiline Retail - 1.0%
Ollie’s Bargain Outlet Holdings, Inc. *	218	18,965

Professional Services - 0.8%
Clarivate Analytics plc *(1)	943	14,510

Semiconductors & Semiconductor Equipment - 6.0%
Ambarella, Inc. *	275	12,147
Cree, Inc. *	699	39,253
First Solar, Inc. *	448	29,456
Monolithic Power Systems, Inc.	227	30,876

		111,732

Software - 27.1%
ACI Worldwide, Inc. *	1,335	45,835
Avalara, Inc. *	208	15,008
Benefitfocus, Inc. *	721	19,573
Blackline, Inc. *	788	42,180
Cision Ltd. *	1,565	18,354
Coupa Software, Inc. *	300	37,989
Guidewire Software, Inc. *	582	59,012
HubSpot, Inc. *	296	50,546
LivePerson, Inc. *	1,341	37,603
Q2 Holdings, Inc. *	1,022	78,002
RealPage, Inc. *	372	21,904
Tableau Software, Inc., Class A *	166	27,574
Trade Desk, Inc. (The), Class A *	66	15,104
Tyler Technologies, Inc. *	171	37,047

		505,731

Specialty Retail - 1.0%
Floor & Decor Holdings, Inc., Class A *	466	19,532

Textiles, Apparel & Luxury Goods - 1.6%
Canada Goose Holdings, Inc. *(1)	778	30,139

Total common stocks (Cost $1,132,457)		1,781,478

Artisan Small Cap Fund

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

SHORT-TERM INVESTMENTS - 4.3%

INVESTMENT COMPANIES - 4.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.31%	27,560	27,560
Federated Treasury Obligations Fund - Institutional Class, 2.25%	26,750	26,750
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.24%	26,749	26,749

Total short-term investments (Cost $81,059)		81,059

Total investments - 99.9% (Cost $1,213,516)		1,862,537

Other assets less liabilities - 0.1%		1,302

Total net assets - 100.0% (2)		$1,863,839

Artisan Small Cap Fund

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Argenx SE	Netherlands	U.S. dollar
Ascendis Pharma A/S	Denmark	U.S. dollar
Canada Goose Holdings, Inc.	Canada	U.S. dollar
Clarivate Analytics plc	Jersey	U.S. dollar
Orchard Therapeutics plc	United Kingdom	U.S. dollar

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation

ADR    American Depositary Receipt

PORTFOLIO DIVERSIFICATION

	Value	Percentage of Total Investments
Communication Services	$94,078	5.1%
Consumer Discretionary	182,594	9.7
Financials	66,173	3.5
Health Care	433,490	23.3
Industrials	286,115	15.4
Information Technology	691,545	37.1
Materials	27,483	1.5
Short-Term Investments	81,059	4.4

Total investments	$1,862,537	100.0%

See notes to N-PORT Part F

Artisan Sustainable Emerging Markets Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 97.8%

Argentina - 2.0%
MercadoLibre, Inc. *	1	$720
Pampa Energia SA, ADR *	12	418

		1,138

Brazil - 9.4%
Arco Platform Ltd., Class A *	12	508
Cia Energetica de Minas Gerais (Preference)	169	656
CVC Brasil Operadora e Agencia de Viagens SA	39	503
Grupo SBF SA *	140	525
Itau Unibanco Holding SA (Preference)	116	1,091
Linx SA	61	565
Petroleo Brasileiro SA *	97	758
Vale SA	48	642

		5,248

Chile - 1.4%
Empresa Nacional de Telecomunicaciones SA *	38	386
SACI Falabella	66	428

		814

China - 18.4%
Alibaba Group Holding Ltd., ADR *	19	3,203
Baidu, Inc., ADR *	5	565
China Life Insurance Co. Ltd., Class H	287	706
China Petroleum & Chemical Corp., Class H	1,185	806
China Traditional Chinese Medicine Holdings Co. Ltd.	1,556	757
Ctrip.com International Ltd., ADR *	17	636
Haier Smart Home Co. Ltd., Class A *	112	282
iQIYI, Inc., ADR *	20	403
Noah Holdings Ltd., ADR *	22	918
Sinopharm Group Co. Ltd., Class H	212	747
Tencent Music Entertainment Group, ADR *	21	319
Zhuzhou CRRC Times Electric Co. Ltd., Class H	181	953

		10,295

Colombia - 0.8%
Banco Davivienda SA (Preference)	36	446

Czech Republic - 0.9%
Moneta Money Bank A/S	149	511

Georgia - 0.7%
Georgia Healthcare Group plc	122	375

Greece - 2.2%
Alpha Bank AE *	230	461
JUMBO SA	39	758

		1,219

Hong Kong - 4.8%
AIA Group Ltd.	98	1,058
China High Precision Automation Group Ltd. *(1)(2)	9,066	—
Sino Biopharmaceutical Ltd.	1,619	1,655

		2,713

India - 10.3%
Havells India Ltd.	52	592
ICICI Bank Ltd.	216	1,368
Kajaria Ceramics Ltd.	105	887
Metropolis Healthcare Ltd. *	23	319
Phoenix Mills Ltd. (The)	69	639
Reliance Industries Ltd. *	86	1,570
Westlife Development Ltd. *	84	373

		5,748

Indonesia - 4.6%
Astra International Tbk. PT	1,093	577
Bank Rakyat Indonesia Persero Tbk. PT	2,476	764
Indofood CBP Sukses Makmur Tbk. PT	819	588
Telekomunikasi Indonesia Persero Tbk. PT	2,280	668

		2,597

Malaysia - 0.6%
AirAsia Group Bhd.	482	319

Mexico - 0.8%
Cemex SAB de CV	1,003	424

Panama - 1.2%
Copa Holdings SA, Class A	7	657

Peru - 1.0%
Credicorp Ltd.	3	590

Russia - 8.7%
Lukoil PJSC, ADR	13	1,116
MMC Norilsk Nickel PJSC, ADR	40	911
Polyus PJSC, GDR	21	982
Sberbank of Russia PJSC (1)	364	1,375
Yandex NV, Class A *	13	507

		4,891

South Africa - 5.3%
FirstRand Ltd.	119	577
Foschini Group Ltd. (The)	60	765
Naspers Ltd., Class N	7	1,606

		2,948

Artisan Sustainable Emerging Markets Fund

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

South Korea - 11.4%
Kia Motors Corp.	11	410
LG Chem Ltd.	2	665
Medy-Tox, Inc.	2	599
Samsung Biologics Co. Ltd. *	2	494
Samsung Electronics Co. Ltd.	85	3,479
Shinhan Financial Group Co. Ltd.	19	751

		6,398

Taiwan - 10.3%
E Ink Holdings, Inc.	757	812
MediaTek, Inc.	96	968
Sunny Friend Environmental Technology Co. Ltd. *	128	1,140
Taiwan Semiconductor Manufacturing Co. Ltd.	371	2,852

		5,772

Thailand - 0.8%
Bangkok Bank PCL, NVDR	69	446

Turkey - 1.8%
Global Ports Holding plc	128	573
Turkiye Sinai Kalkinma Bankasi A/S *	3,487	446

		1,019

Vietnam - 0.4%
Vietnam Technological & Commercial Joint Stock Bank *	230	201

Total common stocks (Cost $46,426)		54,769

SHORT-TERM INVESTMENTS - 2.1%

INVESTMENT COMPANIES - 2.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.31%	402	402
Federated Treasury Obligations Fund - Institutional Class, 2.25%	391	391
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.24%	391	391

Total short-term investments (Cost $1,184)		1,184

Total investments - 99.9% (Cost $47,610)		55,953

Other assets less liabilities - 0.1%		46

Total net assets - 100.0% (3)		$55,999

Artisan Sustainable Emerging Markets Fund

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

*	Non-income producing security.
(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,375, or 2.5% of total net assets. See notes (A) and (B) in the accompanying notes.

(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION

	Value	Percentage of Total Investments
Communication Services	$2,848	5.1%
Consumer Discretionary	11,295	20.2
Consumer Staples	963	1.7
Energy	4,251	7.6
Financials	11,708	20.9
Health Care	4,570	8.2
Industrials	5,120	9.2
Information Technology	8,676	15.5
Materials	3,625	6.5
Real Estate	639	1.1
Utilities	1,074	1.9
Short-Term Investments	1,184	2.1

Total investments	$55,953	100.0%

Artisan Sustainable Emerging Markets Fund

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

TRADING CURRENCIES

	Value	Percentage of Total Investments
Brazilian real	$4,740	8.5%
British pound	948	1.7
Chilean peso	814	1.5
Chinese yuan renminbi offshore	282	0.5
Colombian peso	446	0.8
Czech koruna	511	0.9
Euro	1,219	2.2
Hong Kong dollar	6,682	11.9
Indian rupee	5,748	10.3
Indonesian rupiah	2,597	4.6
Korean won	6,398	11.4
Malaysian ringgit	319	0.6
Mexican peso	424	0.8
New Taiwan dollar	5,772	10.3
South African rand	2,948	5.3
Thai baht	446	0.8
Turkish lira	446	0.8
U.S. dollar	15,012	26.7
Vietnamese dong	201	0.4

Total investments	$55,953	100.0%

See notes to N-PORT Part F

Artisan Thematic Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 79.5%

Capital Markets - 9.6%
CME Group, Inc.	50	$9,766
Intercontinental Exchange, Inc.	204	17,508
Moody’s Corp.	42	8,253
S&P Global, Inc.	61	13,982

		49,509

Chemicals - 3.5%
Air Liquide SA (1)	128	17,843

Equity Real Estate Investment Trusts (REITs) - 8.3%
American Tower Corp.	36	7,291
CoreSite Realty Corp.	45	5,145
Equinix, Inc.	46	23,224
SBA Communications Corp. *	33	7,432

		43,092

Health Care Equipment & Supplies - 1.2%
Danaher Corp.	44	6,319

Interactive Media & Services - 6.2%
Facebook, Inc., Class A *	54	10,452
Tencent Holdings Ltd. (1)	477	21,521

		31,973

Internet & Direct Marketing Retail - 1.5%
Alibaba Group Holding Ltd., ADR *(1)	45	7,544

IT Services - 24.4%
Fidelity National Information Services, Inc.	143	17,555
Fiserv, Inc. *	157	14,296
FleetCor Technologies, Inc. *	18	5,137
Global Payments, Inc.	68	10,827
InterXion Holding NV *(1)	102	7,751
Mastercard, Inc., Class A	29	7,598
Total System Services, Inc.	63	8,061
Visa, Inc., Class A	103	17,844
WEX, Inc. *	32	6,762
Worldpay, Inc., Class A *	247	30,249

		126,080

Life Sciences Tools & Services - 7.5%
Agilent Technologies, Inc.	121	9,029
IQVIA Holdings, Inc. *	41	6,594
Thermo Fisher Scientific, Inc.	79	23,102

		38,725

Professional Services - 7.8%
IHS Markit Ltd. *	344	21,906
TransUnion	249	18,296

		40,202

Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	48	5,417
Texas Instruments, Inc.	45	5,153

		10,570

Software - 7.5%
Adobe, Inc. *	52	15,188
ServiceNow, Inc. *	36	9,874
SS&C Technologies Holdings, Inc.	87	4,994
VMware, Inc., Class A	52	8,659

		38,715

Total common stocks (Cost $368,690)		410,572

	No. of Contracts ‡

OPTIONS PURCHASED - 2.8%

CALL OPTIONS - 2.8%
Chemicals - 0.1%
Air Liquide SA (France) 8/16/2019 at EUR 120.00; Notional Amount: USD 398,184 (1)	725	398

Life Sciences Tools & Services - 0.3%
IQVIA Holdings, Inc. 7/19/2019 at USD 140.00; Notional Amount: USD 1,306,250	625	1,306

Media - 1.2%
Charter Communications, Inc. 7/19/2019 at USD 290.00; Notional Amount: USD 4,012,800	380	4,013
Comcast Corp. 7/19/2019 at USD 32.50; Notional Amount: USD 1,759,500	1,800	1,759
9/20/2019 at USD 42.50; Notional Amount: USD 677,790	4,430	678

		6,450

Software - 1.2%
Microsoft Corp. 7/19/2019 at USD 97.50; Notional Amount: USD 5,980,000	1,625	5,980

Total call options		14,134

Total options purchased (Cost $11,307)		14,134

Artisan Thematic Fund

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

SHORT-TERM INVESTMENTS - 20.3%

INVESTMENT COMPANIES - 20.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.31%	35,705	35,705
Federated Treasury Obligations Fund - Institutional Class, 2.25%	34,655	34,655
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.24%	34,654	34,654

Total short-term investments (Cost $105,014)		105,014

Total investments - 102.6% (Cost $485,011)		529,720

Other assets less liabilities - (2.6%)		(13,266)

Total net assets - 100.0% (2)		$516,454

*	Non-income producing security.
‡	One contract is equal to 100 shares.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Air Liquide SA	France	Euro
Alibaba Group Holding Ltd.	China	U.S. dollar
InterXion Holding NV	Netherlands	U.S. dollar
Tencent Holdings Ltd.	China	Hong Kong dollar

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviations

ADR     American Depositary Receipt

EUR     Euro

USD     U.S. dollar

Artisan Thematic Fund

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

PORTFOLIO DIVERSIFICATION

	Value	Percentage of Total Investments
Communication Services	$31,973	6.0%
Consumer Discretionary	7,544	1.4
Financials	49,509	9.3
Health Care	45,044	8.5
Industrials	40,202	7.6
Information Technology	175,365	33.1
Materials	17,843	3.4
Real Estate	43,092	8.1
Options Purchased	14,134	2.8
Short-Term Investments	105,014	19.8

Total investments	$529,720	100.0%

TRADING CURRENCIES

	Value	Percentage of Total Investments
Euro	$18,241	3.4%
Hong Kong dollar	21,522	4.1
U.S. dollar	489,957	92.5

Total investments	$529,720	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CNH	187,480	USD	27,109	JPMorgan Chase Bank N.A.	8/9/2019	$175
EUR	9,049	USD	10,259	JPMorgan Chase Bank N.A.	9/12/2019	90

Total unrealized appreciation						265

USD	54,927	CNH	380,290	JPMorgan Chase Bank N.A.	8/9/2019	(417)
USD	27,263	EUR	23,967	JPMorgan Chase Bank N.A.	9/12/2019	(150)

Total unrealized depreciation						(567)

Net unrealized depreciation						$(302)

CNH     Chinese yuan renminbi offshore

EUR     Euro

USD     U.S. dollar

See notes to N-PORT Part F

Artisan Value Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 94.7%

Aerospace & Defense - 2.7%
Raytheon Co.	66	$11,426

Air Freight & Logistics - 2.7%
FedEx Corp.	67	11,029

Auto Components - 3.1%
Cie Generale des Etablissements
Michelin (1)	103	13,009

Banks - 7.6%
Citigroup, Inc.	234	16,401
SunTrust Banks, Inc.	123	7,725
Wells Fargo & Co.	157	7,444

		31,570

Capital Markets - 5.1%
Goldman Sachs Group, Inc. (The)	48	9,851
Oaktree Capital Group LLC	233	11,561

		21,412

Chemicals - 8.4%
Celanese Corp.	92	9,959
Dow, Inc.	126	6,205
DuPont de Nemours, Inc.	118	8,858
Nutrien Ltd. (1)	190	10,131

		35,153

Communications Equipment - 3.3%
Cisco Systems, Inc.	251	13,763

Construction & Engineering - 2.1%
Jacobs Engineering Group, Inc.	101	8,565

Consumer Finance - 3.3%
Synchrony Financial	393	13,630

Diversified Financial Services - 4.6%
Berkshire Hathaway, Inc., Class B *	90	19,197

Diversified Telecommunication Services - 1.1%
GCI Liberty, Inc., Class A *	74	4,533

Health Care Equipment & Supplies - 2.6%
Medtronic plc	113	11,008

Health Care Providers & Services - 1.7%
Cardinal Health, Inc.	146	6,884

Insurance - 2.4%
Chubb Ltd.	69	10,089

Interactive Media & Services - 7.7%
Alphabet, Inc., Class C *	17	18,266
Facebook, Inc., Class A *	71	13,786

		32,052

Internet & Direct Marketing Retail - 3.4%
Booking Holdings, Inc. *	8	14,190
Qurate Retail, Inc. *	10	121

		14,311

Media - 6.0%
CBS Corp., Class B	214	10,682
Comcast Corp., Class A	339	14,351

		25,033

Oil, Gas & Consumable Fuels - 3.3%
Apache Corp.	110	3,183
Devon Energy Corp.	143	4,090
EOG Resources, Inc.	67	6,263

		13,536

Pharmaceuticals - 5.3%
Allergan plc	63	10,576
Sanofi (1)	135	11,615

		22,191

Semiconductors & Semiconductor Equipment - 3.5%
NXP Semiconductors NV (1)	148	14,494

Software - 1.6%
Oracle Corp.	117	6,649

Specialty Retail - 2.6%
AutoNation, Inc. *	258	10,821

Technology Hardware, Storage & Peripherals - 7.0%
Apple, Inc.	88	17,453
Samsung Electronics Co. Ltd. (Preference) (1)	348	11,517

		28,970

Trading Companies & Distributors - 3.6%
Air Lease Corp.	366	15,112

Total common stocks (Cost $293,537)		394,437

SHORT-TERM INVESTMENTS - 4.4%

INVESTMENT COMPANIES - 4.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 2.31%	6,195	6,195
Federated Treasury Obligations Fund - Institutional Class, 2.25%	6,012	6,012
Fidelity Investments Money Market Treasury Portfolio - Institutional Class, 2.24%	6,013	6,013

Total short-term investments (Cost $18,220)		18,220

Total investments - 99.1% (Cost $311,757)		412,657
Other assets less liabilities - 0.9%		3,942

Total net assets - 100.0% (2)		$416,599

Artisan Value Fund

Schedule of Investments (continued)

June 30, 2019 (Unaudited)

Shares and dollar values in thousands

*	Non-income producing security.
(1)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Cie Generale des Etablissements Michelin	France	Euro
Nutrien Ltd.	Canada	U.S. dollar
NXP Semiconductors NV	Netherlands	U.S. dollar
Samsung Electronics Co. Ltd. (Preference)	South Korea	Korean won
Sanofi	France	Euro

(2)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

Abbreviation
Preference	A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.

PORTFOLIO DIVERSIFICATION

	Value	Percentage of Total Investments
Communication Services	$61,618	15.0%
Consumer Discretionary	38,141	9.2
Energy	13,535	3.3
Financials	95,898	23.2
Health Care	40,084	9.7
Industrials	46,132	11.2
Information Technology	63,876	15.5
Materials	35,153	8.5
Short-Term Investments	18,220	4.4

Total investments	$412,657	100.0%

TRADING CURRENCIES

	Value	Percentage of Total Investments
Euro	$24,625	6.0%
Korean won	11,517	2.8
U.S. dollar	376,515	91.2

Total investments	$412,657	100.0%

See notes to N-PORT Part F

ARTISAN PARTNERS FUNDS

N-PORT Part F – June 30, 2019 (Unaudited)

As of June 30, 2019, Artisan Partners Funds, Inc. (“Artisan Partners Funds”) is a series company comprised of fifteen series and follows specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

(A) Valuation:

The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented.

In determining each Fund’s NAV for financial reporting purposes, each equity security and exchange traded fund (“ETF”) traded on a securities exchange, including the Nasdaq Stock Market, or over-the-counter was valued at the closing price on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Equity-linked securities, such as participation certificates, participation notes or access notes, are valued by referencing the underlying security. Exchange traded option contracts were valued at the mid price (average of the bid price and ask price) as provided by the pricing vendor at the close of trading on the contract’s principal exchange. Exchange traded futures contracts were valued at the settlement price as provided by the pricing vendor at the close of trading on the principal exchange. Shares of open-end investment companies were valued at the latest net asset value reported by the investment company.

Fixed income securities were valued at market value. Market values were generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - (continued)

Securities or other assets for which market quotations were not readily available were valued by the Funds’ valuation committee at a fair value determined in good faith under procedures established by and under the general supervision of the board of directors of the Funds. A market quotation was considered to be not readily available, and a Fund therefore used fair value pricing, if, among other things, there were no quotations, pricing data was not provided by an approved pricing vendor, the valuation committee believed that the quotation, price or market value resulting from the Funds’ valuation procedures did not reflect a fair value of the security or asset, or the value of the security or asset might have been materially affected by events occurring after the close of the market in which the security or asset was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent event could include a company-specific development, a development that might affect an entire market or region, a potentially global development or a significant change in values of market indices, ETFs or other financial instruments in the U.S. or other markets. The Funds monitored for subsequent events using several tools. In fair valuing non-U.S. equity securities and equity-linked securities, the Funds have used adjustment factors provided by a third party research service when there were subsequent events or expected or unexpected market closures. The third party research service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair values utilized by the Funds as described above could differ in the future from the value realized on the sale of those securities or assets and the differences could be material to the NAV of the applicable Fund.

Securities and other assets and liabilities denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation.

(B) Fair Value Measurements:

Under United States generally accepted accounting principles for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - (continued)

measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•

Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the U.S. where the applicable trading market was closed or factors were applied to prices as a result of significant market movements following the close of local trading)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques for the Funds’ major classes of assets are found in Note (A). A description of the fair value leveling techniques are described below:

Equity securities, ETFs, investment companies, exchange traded options contracts and exchange traded futures contracts are generally categorized as Level 1. Bank loans, corporate bonds, equity-linked securities, foreign currency forward contracts and foreign equity securities in which the closing price or bid quotation are adjusted for significant events, or local market holidays or other unscheduled market closures, are generally categorized as Level 2. Securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of June 30, 2019 (in thousands):

Fund	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Developing World
Common Stocks (1)
Developed Markets	$766,497	$—	$—	$766,497
Emerging Asia	1,210,478	60,442	—	1,270,920
Europe, Middle East & Africa	108,323	—	—	108,323
Latin America	382,308	—	—	382,308
Investment Companies	174,911	—	—	174,911
Total Investments	$2,642,517	$60,442	$—	$2,702,959
Global Discovery
Common Stocks (1)
Americas	$59,761	$—	$—	$59,761
Emerging Markets	4,954	—	—	4,954
Europe	24,798	—	—	24,798
Pacific Basin	5,823	—	—	5,823
Investment Companies	8,386	—	—	8,386
Total Investments	$103,722	$—	$—	$103,722
Global Equity
Common Stocks and Equity-Linked Security (1)
Americas	$116,905	$—	$—	$116,905
Emerging Markets	15,923	—	—	15,923
Europe	101,354	1,345	—	102,699
Pacific Basin	16,148	—	—	16,148
Investment Companies	8,353	—	—	8,353
Total Investments	$258,683	$1,345	$—	$260,028
Global Opportunities
Common Stocks (1)
Americas	$1,835,675	$—	$—	$1,835,675
Emerging Markets	228,606	—	—	228,606
Europe	784,991	—	—	784,991
Pacific Basin	248,313	—	—	248,313
Investment Companies	239,688	—	—	239,688
Total Investments	$3,337,273	$—	$—	$3,337,273

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - (continued)

Global Value
Common Stocks (1)
Americas	$1,643,080	$—	$—		$1,643,080
Emerging Markets	373,092	—	—		373,092
Europe	929,348	—	—		929,348
Investment Companies	174,424	—	—		174,424
Total Investments	3,119,944	—	—		3,119,944
Foreign Currency Forward Contracts (2)	—	987	—		987
Total	$3,119,944	$987	$—		$3,120,931
High Income
Corporate Bonds (1)	$—	$2,611,642	$—		$2,611,642
Bank Loans (1)	—	956,726	—		956,726
Preferred Stocks (1)	—	2,036	625		2,661
Common Stock (1)	—	304	—		304
Corporate Bond Escrow (1)	—	—	—	(3)	—
Investment Companies	174,807	—	—		174,807
Total Investments	174,807	3,570,708	625		3,746,140
Futures (2)	(3,041)	—	—		(3,041)
Total	$171,766	$3,570,708	$625		$3,743,099
International
Common Stocks and Equity-Linked Security (1)
Americas	$1,604,767	$—	$—		$1,604,767
Emerging Markets	1,017,776	—	—		1,017,776
Europe	6,724,433	204,456	—		6,928,889
Middle East	38,167	—	—		38,167
Pacific Basin	879,879	—	—		879,879
Investment Companies	472,648	—	—		472,648
Total Investments	$10,737,670	$204,456	$—		$10,942,126
International Small-Mid
Common Stocks (1)
Americas	$158,018	$—	$—		$158,018
Emerging Markets	46,757	—	—		46,757
Europe	531,049	—	—		531,049
Middle East	42,452	—	—		42,452
Pacific Basin	220,075	—	—		220,075
Investment Companies	36,807	—	—		36,807
Total Investments	$1,035,158	$—	$—		$1,035,158

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - (continued)

International Value
Common Stocks (1)
Americas	$1,896,413	$—	$—		$1,896,413
Emerging Markets	2,611,258	—	—		2,611,258
Europe	8,113,748	—	—		8,113,748
Pacific Basin	180,234	—	—		180,234
Investments Companies	1,138,362	—	—		1,138,362
Total Investments	13,940,015	—	—		13,940,015
Foreign Currency Forward Contracts (2)	—	791	—		791
Total	$13,940,015	$791	$—		$13,940,806
Mid Cap
Common Stocks (1)	$5,266,403	$—	$—		$5,266,403
Investment Companies	218,508	—	—		218,508
Total Investments	$5,484,911	$—	$—		$5,484,911
Mid Cap Value
Common Stocks (1)	$2,403,683	$—	$—		$2,403,683
Investment Companies	85,171	—	—		85,171
Total Investments	$2,488,854	$—	$—		$2,488,854
Small Cap
Common Stocks (1)	$1,781,478	$—	$—		$1,781,478
Investment Companies	81,059	—	—		81,059
Total Investments	$1,862,537	$—	$—		$1,862,537
Sustainable Emerging Markets
Common Stocks (1)
Developed Markets	$2,713	$—	$—		$2,713
Emerging Asia	31,776	—	—	(4)	31,776
Europe, Middle East & Africa	10,963	—	—		10,963
Latin America	9,317	—	—		9,317
Investments Companies	1,184	—	—		1,184
Total Investments	$55,953	$—	$—		$55,953
Thematic
Common Stocks (1)	$410,572	$—	$—		$410,572
Purchased Option Contracts	14,134	—	—		14,134
Investment Companies	105,014	—	—		105,014
Total Investments	529,720	—	—		529,720
Foreign Currency Forward Contracts (2)	—	(302)	—		(302)
Total	$529,720	$(302)	$—		$529,418

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - (continued)

Value
Common Stocks (1)	$394,437	$—	$—	$394,437
Investment Companies	18,220	—	—	18,220
Total Investments	$412,657	$—	$—	$412,657

(1)	See the Fund’s Schedule of Investments for industry or country classifications.
(2)	Foreign currency forward contracts are valued at unrealized appreciation (depreciation).
(3)	Corporate bond escrow, valued at $0.
(4)	Common stock, valued at $0.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - (continued)

Assets	Fair Value at June 30, 2019		Unobservable Input(s)	Impact to Fair Value from an Increase in Input
High Income Fund
Corporate Bond Escrow	$—	(1)	Last quote in inactive market less 100% discount	N/A
Preferred Stock	$625	(2)	Enterprise Value/ Earnings before interest, taxes, depreciation and amortization multiple of 9.69x determined from comparable companies less 25% discount	Valuation decrease as discount increased
Sustainable Emerging Markets Fund
Common Stock	$—	(1)	Last quote in inactive market less 100% discount	N/A

(1)	Includes one or more securities valued at $0.
(2)

The inputs used by management in estimating the fair value include pro-forma EBITDA amounts and EBITDA multiples for comparable companies. Increases or decreases in these inputs would impact the estimated value directly. In certain instances, management has also adjusted the value to reflect illiquidity or non-transferability of assets. Increases in those discounts would reduce the value of the investments.

As of June 30, 2019, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is as follows (in thousands):

	High Income Fund		Sustainable Emerging Markets Fund		Thematic Fund
Balance as of September 30, 2018	$4,308	(1)	$—	(1)	$639
Transfers into Level 3	—		—		—
Net change in unrealized appreciation (depreciation)	(3,683)		—		—
Purchases	—		—		—
Sales	—	(1)	—		(639)
Realized Gain/Loss	—		—		—
Transfers out of Level 3	—		—		—

Balance as of June 30, 2019	$625	(1)	$—	(1)	$—

Net change in unrealized appreciation (depreciation) for investments held as of June 30, 2019	$(3,683)		$—		$—

(1)	Includes one or more securities valued at $0.

(C) Transactions in Securities of affiliates:

The table below shows information about securities of Fund “affiliates” (as defined below) that were held by a Fund, purchased or sold by a Fund, or from which dividends were received by a Fund during the period ended June 30, 2019 (dollar values and share balances in thousands). Each Fund identifies a company as an affiliate for the purpose of this report if the Fund owned voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the Investment Company Act of 1940, as amended) during the period ended June 30, 2019.

		As of 9/30/2018							As of 6/30/2019
Fund	Security	Share Balance	Value	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Increase (Decrease) in Unrealized Appreciatin (Depreciation)	Dividend Income @	Share Balance	Value
International Small-Mid Fund
	SyntheticMR AB †	299	$13,242	$—	$(9,545)	$(1,952)	$(1,745)	$—	—	$—

	Total #		$13,242	$—	$(9,545)	$(1,952)	$(1,745)	$—	—	$—

International Value
	Arch Capital Group Ltd. †*	20,447	$609,528	$1,467	$(53,268)	$2,064	$137,266	$—	18,799	$697,057

	Panalpina Welttransport Holding AG	2,295	334,457	—	(56,055)	10,710	158,098	—	1,942	447,210

	Total #		$943,985	$1,467	$(109,323)	$12,774	$295,364	$—		$447,210

@	Net of foreign taxes withheld, if any.
†	Issuer was no longer an affiliate as of June 30, 2019.
*	Non-income producing security.
#	Total value as of June 30, 2019 is presented only for those issuers that were affiliates as of June 30, 2019.